UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09333

                     Oppenheimer Main Street Small Cap Fund
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
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Health Care Providers & Services                                            6.4%
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Specialty Retail                                                            6.4
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Oil & Gas                                                                   5.9
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Insurance                                                                   5.7
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              5.3
--------------------------------------------------------------------------------
Commercial Banks                                                            4.9
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Software                                                                    4.0
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               3.7
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Semiconductors & Semiconductor Equipment                                    3.5
--------------------------------------------------------------------------------
Machinery                                                                   3.2

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Parametric Technology Corp.                                                 0.3%
--------------------------------------------------------------------------------
Pacific Capital Bancorp                                                     0.3
--------------------------------------------------------------------------------
United Surgical Partners International, Inc.                                0.3
--------------------------------------------------------------------------------
GATX Corp.                                                                  0.3
--------------------------------------------------------------------------------
Quanex Corp.                                                                0.3
--------------------------------------------------------------------------------
CEC Entertainment, Inc.                                                     0.3
--------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                  0.3
--------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                     0.3
--------------------------------------------------------------------------------
Sierra Health Services, Inc.                                                0.3
--------------------------------------------------------------------------------
Washington Group International, Inc.                                        0.3

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.
--------------------------------------------------------------------------------


                   7 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary            18.4%

Industrials                       16.9

Financials                        15.7

Information Technology            15.5

Health Care                       11.6

Energy                             8.5

Materials                          6.1

Consumer Staples                   3.9

Utilities                          2.7

Telecommunication Services         0.7

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------


                   8 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JUNE 30, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund performed well during a mostly favorable but highly volatile environment for small-cap stocks. A consistent overweighting in the energy sector added to results, thanks to oil prices remaining near record highs for much of the period. Strong stock selection also helped performance. Individual holdings in economically sensitive stocks--including selected names in the energy, materials, technology and health care sectors--boosted returns. By contrast, the Fund's underweighting in real estate securities detracted from relative performance. Although the real estate holdings in the portfolio did very well, owning considerably less of this sector than the benchmark had a negative impact on results.

      In selecting small-cap stocks for the portfolio, we rely on a proprietary quantitative stock-selection model that favors companies with relatively inexpensive valuations that are displaying positive momentum. This model considers a large number of macroeconomic and company-specific factors. For example, it analyzes certain corporate actions--such as stock buybacks, company acquisitions and dividend changes--that historically have occurred at certain stages in the business cycle and which we have found to be predictive of future stock returns. Although we don't profess to be able to forecast the economy or overall market returns, we do rely on our model to help us anticipate which stocks might perform well when they encounter a similar set of conditions today. Past performance, of course, is no guarantee of future results.

      We are continually seeking to improve and refine our model. During the past year, for instance, we looked to enhance the model's ability to anticipate seasonal market conditions. In prior periods, we noted that stocks tended to perform better during the fourth quarter and that the Fund could do a better job of capturing these gains. Specifically, we added a counterbalance to our model so that it would be more likely to favor more volatile, higher growth stocks in the fourth quarter. We predicted that this approach would enable our stocks to have a more level playing field in our system. As a result, our recent adjustments helped add to the Fund's performance during the reporting period. In anticipation of times when the model does not work as well, however, we make frequent adjustments to generate the best possible long-term performance for our shareholders.

      Our other significant strategic focus during the period was to continue to shift the portfolio away from "micro caps"--the smallest of the small-cap stocks--and toward companies with larger market capitalizations. For the past five years, small caps have outperformed large caps, but our model detected that this trend could be set for a reversal.


                   9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Although small caps continued their outperformance during the period, their recent strong momentum began to weaken as the year went on. Accordingly, we sold some of our micro-cap holdings and reinvested the proceeds in mid-cap stocks.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until June 30, 2005. In the case of Class A, Class B, Class C and Class Y shares, performance is measured from inception of the classes on August 2, 1999. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Russell 2000 Index and the Lipper Small-Cap Core Fund Index. The Russell 2000 Index is an unmanaged index of small-capitalization stocks. The Lipper Small-Cap Core Fund category includes the 30 largest mutual funds within the investment category as defined by Lipper. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                   10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Main Street Small Cap Fund (Class A)

     Russell 2000 Index

     Lipper Small-Cap Core Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer                         Lipper Small-Cap
                        Main Street Small      Core Fund         Russell 2000
        Date            Cap Fund (Class A)       Index               Index

     08/02/1999   yrs         9,425             10,000               10,000
     09/30/1999               9,557              9,626                9,632
     12/31/1999              12,125             11,450               11,409
     03/31/2000              12,994             12,632               12,217
     06/30/2000              13,947             12,430               11,755
     09/30/2000              14,608             12,779               11,885
     12/31/2000              13,356             12,244               11,064
     03/31/2001              12,916             11,313               10,344
     06/30/2001              15,015             13,051               11,822
     09/30/2001              12,756             10,768                9,364
     12/31/2001              15,082             13,117               11,339
     03/31/2002              15,562             13,585               11,791
     06/30/2002              15,122             12,406               10,806
     09/30/2002              12,572             10,014                8,493
     12/31/2002              12,672             10,594                9,016
     03/31/2003              12,162             10,047                8,611
     06/30/2003              14,782             12,113               10,629
     09/30/2003              16,123             12,997               11,593
     12/31/2003              18,563             14,928               13,277
     03/31/2004              19,493             15,838               14,108
     06/30/2004              19,523             16,086               14,175
     09/30/2004              19,313             15,856               13,770
     12/31/2004              22,122             17,669               15,711
     03/31/2005              21,494             17,116               14,872
     06/30/2005   5.92       22,222             17,641               15,514

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 6/30/05

1-Year  7.28%   5-Year  8.47%   Since Inception (8/2/99)  14.46%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                   11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Main Street Small Cap Fund (Class B)

     Russell 2000 Index

     Lipper Small-Cap Core Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer                         Lipper Small-Cap
                        Main Street Small      Core Fund         Russell 2000
        Date            Cap Fund (Class B)       Index               Index

     08/02/1999   yrs        10,000             10,000               10,000
     09/30/1999              10,130              9,626                9,632
     12/31/1999              12,824             11,450               11,409
     03/31/2000              13,726             12,632               12,217
     06/30/2000              14,708             12,430               11,755
     09/30/2000              15,369             12,779               11,885
     12/31/2000              14,020             12,244               11,064
     03/31/2001              13,531             11,313               10,344
     06/30/2001              15,707             13,051               11,822
     09/30/2001              13,319             10,768                9,364
     12/31/2001              15,725             13,117               11,339
     03/31/2002              16,193             13,585               11,791
     06/30/2002              15,704             12,406               10,806
     09/30/2002              13,028             10,014                8,493
     12/31/2002              13,113             10,594                9,016
     03/31/2003              12,561             10,047                8,611
     06/30/2003              15,237             12,113               10,629
     09/30/2003              16,585             12,997               11,593
     12/31/2003              19,049             14,928               13,277
     03/31/2004              19,962             15,838               14,108
     06/30/2004              19,951             16,086               14,175
     09/30/2004              19,707             15,856               13,770
     12/31/2004              22,530             17,669               15,711
     03/31/2005              21,837             17,116               14,872
     06/30/2005   5.92       22,441             17,641               15,514

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 6/30/05

1-Year  7.98%   5-Year  8.63%   Since Inception (8/2/99)  14.65%


                   12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Main Street Small Cap Fund (Class C)

     Russell 2000 Index,

     Lipper Small-Cap Core Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer                         Lipper Small-Cap
                        Main Street Small      Core Fund         Russell 2000
        Date            Cap Fund (Class C)       Index               Index

     08/02/1999   yrs        10,000             10,000               10,000
     09/30/1999              10,130              9,626                9,632
     12/31/1999              12,824             11,450               11,409
     03/31/2000              13,726             12,632               12,217
     06/30/2000              14,708             12,430               11,755
     09/30/2000              15,369             12,779               11,885
     12/31/2000              14,030             12,244               11,064
     03/31/2001              13,541             11,313               10,344
     06/30/2001              15,717             13,051               11,822
     09/30/2001              13,319             10,768                9,364
     12/31/2001              15,725             13,117               11,339
     03/31/2002              16,192             13,585               11,791
     06/30/2002              15,703             12,406               10,806
     09/30/2002              13,038             10,014                8,493
     12/31/2002              13,113             10,594                9,016
     03/31/2003              12,571             10,047                8,611
     06/30/2003              15,247             12,113               10,629
     09/30/2003              16,595             12,997               11,593
     12/31/2003              19,069             14,928               13,277
     03/31/2004              19,993             15,838               14,108
     06/30/2004              19,982             16,086               14,175
     09/30/2004              19,738             15,856               13,770
     12/31/2004              22,571             17,669               15,711
     03/31/2005              21,890             17,116               14,872
     06/30/2005   5.92       22,594             17,641               15,514

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 6/30/05

1-Year  12.07%   5-Year  8.97%   Since Inception (8/2/99)  14.79%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                   13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Main Street Small Cap Fund (Class N)

     Russell 2000 Index

     Lipper Small-Cap Core Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer                         Lipper Small-Cap
                        Main Street Small      Core Fund         Russell 2000
        Date            Cap Fund (Class N)       Index               Index

     03/01/2001   yrs        10,000             10,000               10,000
     03/31/2001               9,542              9,527                9,511
     06/30/2001              11,086             10,991               10,870
     09/30/2001               9,409              9,068                8,610
     12/31/2001              11,121             11,046               10,426
     03/31/2002              11,469             11,440               10,841
     06/30/2002              11,129             10,448                9,935
     09/30/2002               9,258              8,433                7,809
     12/31/2002               9,325              8,922                8,290
     03/31/2003               8,947              8,461                7,918
     06/30/2003              10,863             10,201                9,772
     09/30/2003              11,839             10,945               10,659
     12/31/2003              13,613             12,571               12,207
     03/31/2004              14,286             13,338               12,972
     06/30/2004              14,294             13,546               13,033
     09/30/2004              14,131             13,353               12,661
     12/31/2004              16,178             14,880               14,445
     03/31/2005              15,705             14,414               13,674
     06/30/2005   4.33       16,227             14,856               14,264

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 6/30/05

1-Year  12.53%   5-Year  N/A   Since Inception (3/1/01)  11.83%


                   14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Main Street Small Cap Fund (Class Y)

     Russell 2000 Index

     Lipper Small-Cap Core Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer                         Lipper Small-Cap
                        Main Street Small      Core Fund         Russell 2000
        Date            Cap Fund (Class Y)       Index               Index

     08/02/1999   yrs        10,000             10,000               10,000
     09/30/1999              10,140              9,626                9,632
     12/31/1999              12,874             11,450               11,409
     03/31/2000              13,816             12,632               12,217
     06/30/2000              14,848             12,430               11,755
     09/30/2000              15,570             12,779               11,885
     12/31/2000              14,240             12,244               11,064
     03/31/2001              13,784             11,313               10,344
     06/30/2001              16,021             13,051               11,822
     09/30/2001              13,625             10,768                9,364
     12/31/2001              16,135             13,117               11,339
     03/31/2002              16,655             13,585               11,791
     06/30/2002              16,199             12,406               10,806
     09/30/2002              13,504             10,014                8,493
     12/31/2002              13,632             10,594                9,016
     03/31/2003              13,101             10,047                8,611
     06/30/2003              15,944             12,113               10,629
     09/30/2003              17,408             12,997               11,593
     12/31/2003              20,071             14,928               13,277
     03/31/2004              21,100             15,838               14,108
     06/30/2004              21,153             16,086               14,175
     09/30/2004              20,962             15,856               13,770
     12/31/2004              24,037             17,669               15,711
     03/31/2005              23,384             17,116               14,872
     06/30/2005   5.92       24,200             17,641               15,514

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 6/30/05

1-Year  14.41%   5-Year  10.26%   Since Inception (8/2/99)  16.13%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                   15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS AND THE ENDING ACCOUNT VALUES IN THE GRAPHS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMER-FUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

CLASS A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                   17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                          BEGINNING   ENDING      EXPENSES
                                          ACCOUNT     ACCOUNT     PAID DURING
                                          VALUE       VALUE       6 MONTHS ENDED
                                          (1/1/05)    (6/30/05)   JUNE 30, 2005
--------------------------------------------------------------------------------
Class A Actual                            $1,000.00   $1,004.50   $5.93
--------------------------------------------------------------------------------
Class A Hypothetical                       1,000.00    1,018.89    5.97
--------------------------------------------------------------------------------
Class B Actual                             1,000.00    1,000.50    9.82
--------------------------------------------------------------------------------
Class B Hypothetical                       1,000.00    1,015.03    9.89
--------------------------------------------------------------------------------
Class C Actual                             1,000.00    1,001.00    9.47
--------------------------------------------------------------------------------
Class C Hypothetical                       1,000.00    1,015.37    9.54
--------------------------------------------------------------------------------
Class N Actual                             1,000.00    1,003.00    7.53
--------------------------------------------------------------------------------
Class N Hypothetical                       1,000.00    1,017.31    7.58
--------------------------------------------------------------------------------
Class Y Actual                             1,000.00    1,006.80    3.44
--------------------------------------------------------------------------------
Class Y Hypothetical                       1,000.00    1,021.37    3.46

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A          1.19%
---------------------------
Class B          1.97
---------------------------
Class C          1.90
---------------------------
Class N          1.51
---------------------------
Class Y          0.69

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                   18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  June 30, 2005
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.7%
Aftermarket
Technology Corp. 1                                    25,700    $       447,951
--------------------------------------------------------------------------------
Autoliv, Inc.                                         88,600          3,880,680
--------------------------------------------------------------------------------
Goodyear Tire &
Rubber Co. (The) 1,2                                 359,700          5,359,530
--------------------------------------------------------------------------------
Midas, Inc. 1,2                                      133,800          3,077,400
--------------------------------------------------------------------------------
Modine
Manufacturing Co.                                     46,400          1,510,784
--------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                  103,800          1,844,526
--------------------------------------------------------------------------------
Shiloh Industries,
Inc. 1                                                33,100            405,475
--------------------------------------------------------------------------------
Spartan Motors, Inc. 2                                12,300            132,594
--------------------------------------------------------------------------------
Standard Motor
Products, Inc. 2                                      54,000            712,800
--------------------------------------------------------------------------------
Stoneridge, Inc. 1,2                                   6,700             44,220
--------------------------------------------------------------------------------
Tenneco
Automotive, Inc. 1                                   210,300          3,499,392
                                                                ----------------
                                                                     20,915,352

--------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Winnebago
Industries, Inc. 2                                    26,400            864,600
--------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
Andersons, Inc.
(The)                                                  5,200            186,212
--------------------------------------------------------------------------------
Handleman Co.                                         87,900          1,451,229
--------------------------------------------------------------------------------
Prestige Brands
Holdings, Inc. 1                                      67,100          1,308,450
                                                                ----------------
                                                                      2,945,891

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.7%
AFC Enterprises,
Inc. 2                                               106,500          1,403,670
--------------------------------------------------------------------------------
Ambassadors
Group, Inc.                                           53,300          1,982,227
--------------------------------------------------------------------------------
Ameristar
Casinos, Inc.                                        210,200          5,484,118
--------------------------------------------------------------------------------
Applebee's
International, Inc.                                   60,100          1,592,049
--------------------------------------------------------------------------------
Argosy Gaming Co. 1                                   57,400          2,675,414

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Bluegreen Corp. 1,2                                  105,200    $     1,831,532
--------------------------------------------------------------------------------
Bob Evans
Farms, Inc. 2                                         41,600            970,112
--------------------------------------------------------------------------------
Brinker
International, Inc. 1                                 79,600          3,187,980
--------------------------------------------------------------------------------
California Pizza
Kitchen, Inc. 1                                       79,398          2,165,183
--------------------------------------------------------------------------------
CBRL Group, Inc.                                      36,200          1,406,732
--------------------------------------------------------------------------------
CEC Entertainment,
Inc. 1                                               217,850          9,169,307
--------------------------------------------------------------------------------
Checkers Drive-In
Restaurants, Inc. 1                                   23,400            318,708
--------------------------------------------------------------------------------
Choice Hotels
International, Inc.                                   43,300          2,844,810
--------------------------------------------------------------------------------
CKE Restaurants,
Inc. 2                                               446,000          6,208,320
--------------------------------------------------------------------------------
Darden
Restaurants, Inc.                                    158,900          5,240,522
--------------------------------------------------------------------------------
Dave & Buster's,
Inc. 1,2                                              82,900          1,528,676
--------------------------------------------------------------------------------
Dover Downs
Gaming &
Entertainment, Inc.                                   74,000            981,240
--------------------------------------------------------------------------------
Gravity Co. Ltd.,
Sponsored ADR 1                                       17,068            146,785
--------------------------------------------------------------------------------
Harrah's
Entertainment, Inc.                                   16,695          1,203,209
--------------------------------------------------------------------------------
IHOP Corp. 2                                          85,500          3,709,845
--------------------------------------------------------------------------------
Isle of Capri
Casinos, Inc. 1,2                                    234,700          6,149,140
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                              174,900          6,632,208
--------------------------------------------------------------------------------
La Quinta Corp. 1                                    547,100          5,104,443
--------------------------------------------------------------------------------
Landry's
Restaurants, Inc. 2                                  133,100          4,004,979
--------------------------------------------------------------------------------
Lone Star
Steakhouse &
Saloon, Inc.                                          82,500          2,508,825
--------------------------------------------------------------------------------
Mikohn Gaming
Corp. 1                                              108,800          1,602,080
--------------------------------------------------------------------------------
Monarch Casino
& Resort, Inc. 1,2                                    48,900          1,077,756
--------------------------------------------------------------------------------
MTR Gaming
Group, Inc. 1                                         42,000            488,880


                   19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Navigant
International, Inc. 1,2                               50,900       $    747,721
--------------------------------------------------------------------------------
O'Charley's, Inc. 1                                   95,000          1,677,700
--------------------------------------------------------------------------------
P.F. Chang's
China Bistro, Inc. 1,2                                57,259          3,377,136
--------------------------------------------------------------------------------
Panera Bread Co.,
Cl. A 1                                                3,000            186,255
--------------------------------------------------------------------------------
Papa John's
International, Inc. 1,2                               77,600          3,101,672
--------------------------------------------------------------------------------
Penn National
Gaming, Inc. 1                                       116,900          4,266,850
--------------------------------------------------------------------------------
Sonic Corp. 1                                         52,750          1,610,458
--------------------------------------------------------------------------------
Steak n Shake Co.
(The) 1,2                                             29,500            549,290
--------------------------------------------------------------------------------
Sunterra Corp. 1,2                                    93,500          1,515,635
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                               156,300          4,392,030
--------------------------------------------------------------------------------
Wendy's
International, Inc.                                   49,700          2,368,205
                                                                ----------------
                                                                    105,411,702

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.7%
American Greetings
Corp., Cl. A 2                                        59,300          1,571,450
--------------------------------------------------------------------------------
Avatar Holdings,
Inc. 1,2                                               2,500            125,675
--------------------------------------------------------------------------------
Beazer Homes
USA, Inc. 2                                           35,800          2,045,970
--------------------------------------------------------------------------------
Blount
International, Inc. 1                                104,800          1,749,112
--------------------------------------------------------------------------------
Blyth, Inc.                                            7,800            218,790
--------------------------------------------------------------------------------
Brookfield Homes
Corp.                                                 51,800          2,362,080
--------------------------------------------------------------------------------
Chromcraft
Revington, Inc. 1                                      2,100             28,665
--------------------------------------------------------------------------------
Comstock
Homebuilding
Cos., Inc., Cl. A 1,2                                  6,900            167,118
--------------------------------------------------------------------------------
CSS Industries, Inc. 2                                 9,192            311,057
--------------------------------------------------------------------------------
Furniture Brands
International, Inc. 2                                138,200          2,986,502
--------------------------------------------------------------------------------
Hovnanian
Enterprises, Inc.,
Cl. A 1                                               14,500            945,400

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Interface, Inc., Cl. A 1,2                           134,300       $  1,081,115
--------------------------------------------------------------------------------
KB Home                                               30,600          2,332,638
--------------------------------------------------------------------------------
Kimball
International,
Inc., Cl. B                                           45,100            595,320
--------------------------------------------------------------------------------
MDC Holdings, Inc.                                    39,064          3,213,014
--------------------------------------------------------------------------------
Meritage Homes
Corp. 1                                                  900             71,550
--------------------------------------------------------------------------------
Mestek, Inc. 1                                         6,600            168,234
--------------------------------------------------------------------------------
Ryland Group, Inc.
(The)                                                 58,100          4,408,047
--------------------------------------------------------------------------------
Snap-On, Inc.                                         45,700          1,567,510
--------------------------------------------------------------------------------
Standard Pacific
Corp.                                                 47,500          4,177,625
--------------------------------------------------------------------------------
Stanley Furniture
Co., Inc. 2                                           86,600          2,126,896
--------------------------------------------------------------------------------
Stanley Works (The)                                    5,900            268,686
--------------------------------------------------------------------------------
Tempur-Pedic
International, Inc. 1,2                              116,900          2,592,842
--------------------------------------------------------------------------------
Tupperware Corp. 2                                   298,400          6,973,608
--------------------------------------------------------------------------------
Whirlpool Corp.                                       29,900          2,096,289
--------------------------------------------------------------------------------
William Lyon
Homes, Inc. 1                                          3,200            310,432
--------------------------------------------------------------------------------
Yankee Candle,
Inc. (The)                                           108,300          3,476,430
                                                                ----------------
                                                                     47,972,055

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Audible, Inc. 1,2                                    111,100          1,929,807
--------------------------------------------------------------------------------
FTD Group, Inc. 1,2                                    4,500             51,075
--------------------------------------------------------------------------------
GSI Commerce,
Inc. 1,2                                              21,500            360,125
--------------------------------------------------------------------------------
Insight Enterprises,
Inc. 1                                                93,600          1,888,848
--------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                 129,700          2,431,875
                                                                ----------------
                                                                      6,661,730

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Action Performance
Cos., Inc. 2                                          73,775            650,696
--------------------------------------------------------------------------------
Brunswick Corp.                                       15,600            675,792
--------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                              142,000          2,727,820


                   20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS Continued
Marine Products
Corp. 2                                               34,100     $      496,155
--------------------------------------------------------------------------------
Marvel Enterprises,
Inc. 1,2                                             178,900          3,527,908
--------------------------------------------------------------------------------
Nautilus, Inc. 2                                     281,800          8,031,300
--------------------------------------------------------------------------------
Oakley, Inc. 2                                       122,900          2,092,987
--------------------------------------------------------------------------------
Polaris Industries,
Inc. 2                                                15,800            853,200
--------------------------------------------------------------------------------
SCP Pool Corp. 2                                      81,450          2,858,081
--------------------------------------------------------------------------------
Steinway Musical
Instruments, Inc. 1,2                                 53,100          1,559,016
                                                                 ---------------
                                                                     23,472,955

--------------------------------------------------------------------------------
MEDIA--1.9%
4Kids Entertainment,
Inc. 1,2                                              72,200          1,435,336
--------------------------------------------------------------------------------
Arbitron, Inc. 2                                     156,900          6,731,010
--------------------------------------------------------------------------------
Belo Corp., Cl. A                                     17,500            419,475
--------------------------------------------------------------------------------
Carmike Cinemas, Inc.                                 21,200            650,416
--------------------------------------------------------------------------------
Catalina Marketing
Corp. 2                                              269,500          6,847,995
--------------------------------------------------------------------------------
Getty Images, Inc. 1                                  42,300          3,141,198
--------------------------------------------------------------------------------
Gray Television, Inc.                                121,700          1,467,702
--------------------------------------------------------------------------------
Harte-Hanks, Inc.                                     62,300          1,852,179
--------------------------------------------------------------------------------
Insight
Communications
Co., Inc. 1,2                                         69,700            770,185
--------------------------------------------------------------------------------
Interactive Data
Corp.                                                 39,800            827,044
--------------------------------------------------------------------------------
Journal
Communications,
Inc.                                                  32,200            540,960
--------------------------------------------------------------------------------
Liberty Corp. 2                                       20,500            754,605
--------------------------------------------------------------------------------
Media General,
Inc., Cl. A                                           37,676          2,439,898
--------------------------------------------------------------------------------
Mediacom
Communications
Corp. 1,2                                            131,000            899,970
--------------------------------------------------------------------------------
Meredith Corp.                                        41,700          2,045,802
--------------------------------------------------------------------------------
PRIMEDIA, Inc. 1,2                                   269,600          1,091,880
--------------------------------------------------------------------------------
ProQuest Co. 1,2                                     118,600          3,888,894

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
R.H. Donnelley
Corp. 1,2                                             46,600     $    2,888,268
--------------------------------------------------------------------------------
Readers Digest Assn.,
Inc. (The), Cl. A,
Non-Vtg.                                             281,200          4,639,800
--------------------------------------------------------------------------------
Salem
Communications
Corp., Cl. A 1                                        17,400            345,216
--------------------------------------------------------------------------------
Scholastic Corp. 1,2                                 119,500          4,606,725
--------------------------------------------------------------------------------
Sinclair Broadcast
Group, Inc., Cl. A 2                                  49,700            451,276
--------------------------------------------------------------------------------
Thomas Nelson, Inc. 2                                 24,800            539,648
--------------------------------------------------------------------------------
Valassis
Communications,
Inc. 1                                                55,000          2,037,750
--------------------------------------------------------------------------------
Wiley (John) &
Sons, Inc., Cl. A                                     75,800          3,011,534
--------------------------------------------------------------------------------
World Wrestling
Federation
Entertainment, Inc.                                   27,800            317,476
                                                                 ---------------

                                                                     54,642,242

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Big Lots, Inc. 1                                      80,600          1,067,144
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A 2                             103,300          2,419,286
--------------------------------------------------------------------------------
Neiman Marcus
Group, Inc. (The),
Cl. A                                                  6,900            668,748
--------------------------------------------------------------------------------
Retail Ventures, Inc. 1                              113,500          1,548,140
--------------------------------------------------------------------------------
Shopko Stores, Inc. 1                                141,200          3,432,572
--------------------------------------------------------------------------------
Stage Stores, Inc. 1,2                               170,400          7,429,440
--------------------------------------------------------------------------------
Stein Mart, Inc.                                     279,800          6,155,600
                                                                 ---------------
                                                                     22,720,930

--------------------------------------------------------------------------------
SPECIALTY RETAIL--6.4%
Aaron Rents, Inc. 2                                  146,650          3,650,119
--------------------------------------------------------------------------------
Abercrombie &
Fitch Co., Cl. A                                      64,500          4,431,150
--------------------------------------------------------------------------------
Advance Auto
Parts, Inc. 1                                         84,600          5,460,930
--------------------------------------------------------------------------------
American Eagle
Outfitters, Inc.                                     138,300          4,238,895
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                   118,400          2,429,568


                   21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Barnes & Noble, Inc. 1                                88,800    $     3,445,440
--------------------------------------------------------------------------------
bebe stores, inc. 2                                  133,887          3,543,989
--------------------------------------------------------------------------------
Big 5 Sporting
Goods Corp.                                            9,200            261,096
--------------------------------------------------------------------------------
Blair Corp.                                           36,100          1,425,950
--------------------------------------------------------------------------------
Blockbuster, Inc.,
Cl. A 2                                              248,200          2,263,584
--------------------------------------------------------------------------------
Borders Group, Inc.                                   67,100          1,698,301
--------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                  63,300          2,806,722
--------------------------------------------------------------------------------
Building Materials
Holding Corp.                                         83,294          5,771,441
--------------------------------------------------------------------------------
Burlington Coat
Factory Warehouse
Corp. 2                                               76,300          3,253,432
--------------------------------------------------------------------------------
Casual Male Retail
Group, Inc. 1,2                                      115,400            843,574
--------------------------------------------------------------------------------
Cato Corp., Cl. A                                    210,150          4,339,598
--------------------------------------------------------------------------------
Charming Shoppes,
Inc. 1,2                                             860,400          8,027,532
--------------------------------------------------------------------------------
Children's Place
Retail Stores, Inc. 1,2                              147,800          6,897,826
--------------------------------------------------------------------------------
Circuit City Stores,
Inc./Circuit City
Group 2                                              150,400          2,600,416
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                  3,000             72,150
--------------------------------------------------------------------------------
CSK Auto Corp. 1                                      25,300            422,004
--------------------------------------------------------------------------------
Deb Shops, Inc.                                        8,500            246,245
--------------------------------------------------------------------------------
Electronics Boutique
Holdings Corp. 1,2                                   134,900          8,564,801
--------------------------------------------------------------------------------
Finish Line, Inc.
(The), Cl. A                                         326,500          6,177,380
--------------------------------------------------------------------------------
GameStop Corp. 1,2                                   165,500          5,413,505
--------------------------------------------------------------------------------
GameStop Corp.,
Cl. B 1                                               23,188            693,321
--------------------------------------------------------------------------------
Genesco, Inc. 1,2                                    149,700          5,552,373
--------------------------------------------------------------------------------
Goody's Family
Clothing, Inc. 2                                      64,700            477,163
--------------------------------------------------------------------------------
Guess?, Inc. 1,2                                      75,200          1,246,816
--------------------------------------------------------------------------------
Guitar Center, Inc. 1,2                              108,200          6,315,634
--------------------------------------------------------------------------------
Hibbett Sporting
Goods, Inc. 1,2                                      143,187          5,418,196

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Jos. A. Banks
Clothiers, Inc. 1,2                                   17,200    $       744,760
--------------------------------------------------------------------------------
Men's Wearhouse,
Inc. (The) 1                                         241,500          8,314,845
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                136,400          5,642,868
--------------------------------------------------------------------------------
Movie Gallery, Inc. 2                                237,000          6,263,910
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                  64,100          1,464,044
--------------------------------------------------------------------------------
Pacific Sunwear
of California, Inc. 1                                117,225          2,695,003
Pantry, Inc. (The) 1                                 169,900          6,580,227
--------------------------------------------------------------------------------
Payless ShoeSource,
Inc. 1                                               354,100          6,798,720
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                 28,200            656,778
--------------------------------------------------------------------------------
Rent-Way, Inc. 1,2                                   111,400          1,096,176
--------------------------------------------------------------------------------
Restoration
Hardware, Inc. 1,2                                   156,400          1,279,352
--------------------------------------------------------------------------------
Select Comfort
Corp. 1,2                                             67,500          1,446,525
--------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                               23,700            515,712
--------------------------------------------------------------------------------
Sonic Automotive,
Inc.                                                  44,800            952,448
--------------------------------------------------------------------------------
Sports Authority,
Inc. (The) 1,2                                        64,500          2,051,100
--------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                75,700          2,806,199
--------------------------------------------------------------------------------
Syms Corp.                                             7,400            108,706
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                   54,400          1,766,368
--------------------------------------------------------------------------------
TBC Corp. 1                                            8,300            225,179
--------------------------------------------------------------------------------
Too, Inc. 1                                          166,100          3,881,757
--------------------------------------------------------------------------------
Toys R Us, Inc. 1                                    131,300          3,476,824
--------------------------------------------------------------------------------
Trans World
Entertainment
Corp. 1                                              172,100          2,035,943
--------------------------------------------------------------------------------
United Auto
Group, Inc. 2                                        183,200          5,459,360
--------------------------------------------------------------------------------
Urban Outfitters,
Inc. 1                                                31,600          1,791,404
--------------------------------------------------------------------------------
Weight Watchers
International, Inc. 1                                 27,600          1,424,436
--------------------------------------------------------------------------------
Wilsons The Leather
Experts, Inc. 1                                       18,400            122,176
--------------------------------------------------------------------------------
Zale Corp. 1                                         253,800          8,042,922
                                                                ----------------
                                                                    185,632,893


                   22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Brown Shoe Co., Inc.                                  23,900    $       935,685
--------------------------------------------------------------------------------
Carter's, Inc. 1                                      63,200          3,689,616
--------------------------------------------------------------------------------
Cherokee, Inc.                                        53,100          1,838,322
--------------------------------------------------------------------------------
Hartmarx Corp. 1,2                                   181,300          1,825,691
--------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                 211,400          6,836,676
--------------------------------------------------------------------------------
Kellwood Co.                                         116,700          3,139,230
--------------------------------------------------------------------------------
Kenneth Cole
Productions,
Inc., Cl. A                                              100              3,112
--------------------------------------------------------------------------------
OshKosh B'Gosh,
Inc., Cl. A 2                                          2,400             62,376
--------------------------------------------------------------------------------
Phillips/Van Heusen
Corp. 2                                              212,900          6,959,701
--------------------------------------------------------------------------------
Skechers U.S.A.,
Inc., Cl. A 1                                        106,500          1,518,690
--------------------------------------------------------------------------------
Stride Rite Corp.                                    141,000          1,944,390
--------------------------------------------------------------------------------
Timberland Co.,
Cl. A 1                                              132,600          5,134,272
--------------------------------------------------------------------------------
Tommy Hilfiger
Corp. 1                                              222,000          3,054,720
--------------------------------------------------------------------------------
UniFirst Corp.                                        40,000          1,621,600
--------------------------------------------------------------------------------
Volcom, Inc. 1                                        29,700            795,069
--------------------------------------------------------------------------------
Warnaco Group,
Inc. (The) 1,2                                        72,000          1,674,000
--------------------------------------------------------------------------------
Wolverine World
Wide, Inc.                                           374,800          8,998,948
                                                                ----------------
                                                                     50,032,098

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.9%
--------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co.,
Inc., Cl. A 1                                         57,600          1,292,544
--------------------------------------------------------------------------------
Hansen Natural
Corp. 1,2                                             22,800          1,931,616
--------------------------------------------------------------------------------
National Beverage
Corp. 1                                               17,100            136,458
--------------------------------------------------------------------------------
PepsiAmericas, Inc.                                  135,900          3,487,194
                                                                ----------------
                                                                      6,847,812

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.2%
7-Eleven, Inc. 1                                     177,400          5,364,576

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING Continued
Arden Group, Inc.,
Cl. A 2                                               10,198    $       808,497
--------------------------------------------------------------------------------
BJ's Wholesale
Club, Inc. 1                                          98,600          3,203,514
--------------------------------------------------------------------------------
Casey's General
Stores, Inc. 2                                        37,100            735,322
--------------------------------------------------------------------------------
Ingles Markets,
Inc., Cl. A 2                                         11,500            158,355
--------------------------------------------------------------------------------
Longs Drug
Stores, Inc. 2                                       207,800          8,945,790
--------------------------------------------------------------------------------
Nash Finch Co. 2                                      75,300          2,766,522
--------------------------------------------------------------------------------
Rite Aid Corp. 1,2                                   153,800            642,884
--------------------------------------------------------------------------------
Ruddick Corp. 2                                      227,200          5,800,416
--------------------------------------------------------------------------------
Spartan Stores, Inc. 1                                14,100            206,847
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                      129,800          4,232,778
--------------------------------------------------------------------------------
Weis Markets, Inc.                                    26,700          1,035,693
                                                                ----------------
                                                                     33,901,194

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
American Italian
Pasta Co. 2                                            5,200            109,304
--------------------------------------------------------------------------------
Cal-Maine Foods,
Inc.                                                   9,900             59,895
--------------------------------------------------------------------------------
Chiquita Brands
International, Inc.                                  297,200          8,161,112
--------------------------------------------------------------------------------
Darling
International, Inc. 1,2                              434,700          1,630,125
--------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                186,400          6,591,104
--------------------------------------------------------------------------------
Gold Kist Holdings,
Inc. 1,2                                              56,900          1,227,902
--------------------------------------------------------------------------------
Hormel Foods Corp.                                    43,300          1,269,989
--------------------------------------------------------------------------------
Imperial Sugar Co.                                    12,300            190,527
--------------------------------------------------------------------------------
J&J Snack Foods
Corp.                                                 33,723          1,765,399
--------------------------------------------------------------------------------
Lancaster Colony
Corp.                                                105,000          4,506,600
--------------------------------------------------------------------------------
Lance, Inc.                                          110,900          1,908,589
--------------------------------------------------------------------------------
M&F Worldwide
Corp. 1,2                                             27,900            372,744
--------------------------------------------------------------------------------
Omega Protein
Corp. 1                                               40,100            253,432


                   23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Pilgrim's Pride
Corp., Cl. B 2                                        93,200    $     3,180,916
--------------------------------------------------------------------------------
Ralcorp Holdings,
Inc.                                                  62,200          2,559,530
--------------------------------------------------------------------------------
Sanderson Farms,
Inc. 2                                                16,800            763,392
--------------------------------------------------------------------------------
Seaboard Corp.                                         1,400          2,329,600
                                                                ----------------
                                                                     36,880,160

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Central Garden
& Pet Co. 1,2                                         38,700          1,900,944
--------------------------------------------------------------------------------
Chattem, Inc. 1,2                                    130,800          5,415,120
--------------------------------------------------------------------------------
Energizer Holdings,
Inc. 1                                                72,500          4,507,325
--------------------------------------------------------------------------------
Nu Skin Asia Pacific,
Inc., Cl. A                                          183,400          4,273,220
--------------------------------------------------------------------------------
Spectrum Brands,
Inc. 1                                               160,900          5,309,700
                                                                ----------------
                                                                     21,406,309

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.3%
Elizabeth Arden, Inc. 1,2                            127,407          2,980,050
--------------------------------------------------------------------------------
Mannatech, Inc. 2                                     47,027            894,454
--------------------------------------------------------------------------------
Nature's Sunshine
Products, Inc.                                       108,200          1,887,008
--------------------------------------------------------------------------------
Parlux Fragrances,
Inc. 1,2                                              22,500            622,575
--------------------------------------------------------------------------------
USANA Health
Sciences, Inc. 1,2                                    60,000          2,538,000
                                                                ----------------
                                                                      8,922,087

--------------------------------------------------------------------------------
TOBACCO--0.2%
Loews Corp./
Carolina Group                                        87,300          2,908,836
--------------------------------------------------------------------------------
Vector Group Ltd. 2                                   68,800          1,277,616
                                                                ----------------
                                                                      4,186,452

--------------------------------------------------------------------------------
ENERGY--8.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.4%
Atwood Oceanics,
Inc. 1                                                64,600          3,976,776

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Cal Dive
International, Inc. 1,2                              142,850    $     7,481,055
--------------------------------------------------------------------------------
CHC Helicopter
Corp., Cl. A                                          58,600          1,142,155
--------------------------------------------------------------------------------
Diamond Offshore
Drilling, Inc. 2                                      63,600          3,398,148
--------------------------------------------------------------------------------
Ensign Energy
Services, Inc.                                       187,000          4,513,214
--------------------------------------------------------------------------------
Global Industries
Ltd. 1                                               187,348          1,592,458
--------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                107,700          2,848,665
--------------------------------------------------------------------------------
Gulf Island
Fabrication, Inc.                                     59,300          1,178,884
--------------------------------------------------------------------------------
Helmerich &
Payne, Inc.                                           90,800          4,260,336
--------------------------------------------------------------------------------
Hydril Co. 1                                          61,000          3,315,350
--------------------------------------------------------------------------------
Lone Star
Technologies, Inc. 1                                  21,600            982,800
--------------------------------------------------------------------------------
Maverick Tube
Corp. 1,2                                             82,600          2,461,480
--------------------------------------------------------------------------------
Offshore Logistics,
Inc. 1                                                46,900          1,540,196
--------------------------------------------------------------------------------
Oil States
International, Inc. 1,2                              135,100          3,400,467
--------------------------------------------------------------------------------
Pason Systems, Inc.                                   80,000          1,390,793
--------------------------------------------------------------------------------
Patterson-UTI
Energy, Inc.                                          18,500            514,855
--------------------------------------------------------------------------------
Prairie Schooner
Petroleum Ltd. 1,3                                    13,800            140,919
--------------------------------------------------------------------------------
Precision Drilling
Corp. 1                                               43,400          1,710,566
--------------------------------------------------------------------------------
Pride International,
Inc. 1                                                62,500          1,606,250
--------------------------------------------------------------------------------
RPC, Inc. 2                                           22,250            376,470
--------------------------------------------------------------------------------
Technicoil Corp. 1                                    92,900            220,270
--------------------------------------------------------------------------------
Technicoil Corp. 1                                   577,100          1,368,328
--------------------------------------------------------------------------------
Todco, Cl. A 1                                       217,100          5,572,957
--------------------------------------------------------------------------------
Total Energy
Trust Ltd.                                           157,900          1,304,234
--------------------------------------------------------------------------------
Trican Well
Service Ltd. 1                                       170,100          4,181,694
--------------------------------------------------------------------------------
Unit Corp. 1                                          14,000            616,140


                   24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Universal
Compression
Holdings, Inc. 1,2                                   135,000    $     4,892,400
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                  140,600          3,900,244
                                                                ----------------
                                                                     69,888,104

--------------------------------------------------------------------------------
OIL & GAS--5.9%
Alpha Natural
Resources, Inc. 1                                     15,700            374,916
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                  859,400          2,910,961
--------------------------------------------------------------------------------
Bear Ridge
Resources Ltd. 1                                      50,640            135,569
--------------------------------------------------------------------------------
Berry Petroleum
Co., Cl. A 2                                          76,000          4,018,880
--------------------------------------------------------------------------------
Blizzard Energy, Inc. 1                            1,343,600          2,971,887
--------------------------------------------------------------------------------
Callon Petroleum
Co. 1,2                                              104,500          1,544,510
--------------------------------------------------------------------------------
Chamaelo
Exploration Ltd. 1                                     4,780             29,651
--------------------------------------------------------------------------------
Chesapeake Energy
Corp. 2                                               78,400          1,787,520
--------------------------------------------------------------------------------
Cimarex Energy
Co. 1,2                                              222,385          8,653,000
--------------------------------------------------------------------------------
Clear Energy, Inc. 1                                 425,566          1,684,619
--------------------------------------------------------------------------------
Comstock
Resources, Inc. 1                                    234,500          5,930,505
--------------------------------------------------------------------------------
CONSOL Energy, Inc.                                   63,900          3,423,762
--------------------------------------------------------------------------------
Crew Energy, Inc. 1                                  127,729          1,454,309
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                 48,100            451,477
--------------------------------------------------------------------------------
Daylight Energy
Trust                                                207,300          1,691,969
--------------------------------------------------------------------------------
Denbury Resources,
Inc. 1,2                                              42,100          1,674,317
--------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                  86,000          2,288,981
--------------------------------------------------------------------------------
Encore Acquisition
Co. 1                                                138,800          5,690,800
--------------------------------------------------------------------------------
Energy Partners Ltd. 1                               258,700          6,780,527
--------------------------------------------------------------------------------
Fairborne Energy
Trust                                                115,600          1,019,001
--------------------------------------------------------------------------------
Fairquest Energy Ltd. 1                               38,494            216,788
--------------------------------------------------------------------------------
Find Energy Ltd. 1,4                                  92,600            309,120
--------------------------------------------------------------------------------
Find Energy Ltd. 1,4                                 371,900          1,241,488
--------------------------------------------------------------------------------
Forest Oil Corp. 1                                    91,500          3,843,000

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Frontier Oil Corp. 2                                 194,000    $     5,693,900
--------------------------------------------------------------------------------
Galleon Energy, Inc.,
Cl. A 1                                               81,600            885,798
--------------------------------------------------------------------------------
Galleon Energy, Inc.,
Subscription
Receipts 1                                            92,500            989,060
--------------------------------------------------------------------------------
General Maritime
Corp. 2                                               56,700          2,404,080
--------------------------------------------------------------------------------
Highpine Oil &
Gas Ltd. 1                                            19,900            337,027
--------------------------------------------------------------------------------
Holly Corp.                                           91,600          4,274,972
--------------------------------------------------------------------------------
Houston
Exploration Co. 1                                    131,400          6,970,770
--------------------------------------------------------------------------------
Innova Exploration
Ltd. 1                                                46,100            269,030
--------------------------------------------------------------------------------
KCS Energy, Inc. 1,2                                 111,000          1,928,070
--------------------------------------------------------------------------------
Ketch Resources
Trust                                                 19,800            184,231
--------------------------------------------------------------------------------
Maritrans, Inc.                                       34,700            938,635
--------------------------------------------------------------------------------
Midnight Oil
Exploration Ltd. 1                                   556,050          1,592,993
--------------------------------------------------------------------------------
Mission Oil &
Gas, Inc. 1                                           74,748            488,071
--------------------------------------------------------------------------------
Mission Oil &
Gas, Inc. 1,5                                         79,100            516,487
--------------------------------------------------------------------------------
Mission Resources
Corp. 1                                               55,300            446,271
--------------------------------------------------------------------------------
Newfield
Exploration Co. 1                                    120,200          4,794,778
--------------------------------------------------------------------------------
Noble Energy, Inc.                                    18,600          1,407,090
--------------------------------------------------------------------------------
OMI Corp. 2                                          158,700          3,016,887
--------------------------------------------------------------------------------
Overseas
Shipholding
Group, Inc.                                           29,300          1,747,745
--------------------------------------------------------------------------------
Paramount
Resources Ltd.,
Cl. A 1                                              312,000          4,578,648
--------------------------------------------------------------------------------
Penn Virginia Corp. 2                                  2,800            125,076
--------------------------------------------------------------------------------
Petroleum
Development
Corp. 1                                              140,680          4,480,658
--------------------------------------------------------------------------------
Pogo Producing Co.                                     4,800            249,216
--------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                   48,100            418,107


                   25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
ProspEx
Resources Ltd. 1                                     369,740    $     1,047,174
--------------------------------------------------------------------------------
Real Resources, Inc. 1                               186,800          2,515,671
--------------------------------------------------------------------------------
Remington Oil &
Gas Corp. 1,2                                        165,200          5,897,640
--------------------------------------------------------------------------------
Resource America,
Inc., Cl. A 2                                         59,800          2,304,094
--------------------------------------------------------------------------------
Sequoia Oil &
Gas Trust                                              3,475             44,473
--------------------------------------------------------------------------------
Sequoia Oil &
Gas Trust                                             46,400            593,823
--------------------------------------------------------------------------------
Spinnaker
Exploration Co. 1,2                                   30,700          1,089,543
--------------------------------------------------------------------------------
St. Mary Land &
Exploration Co. 2                                    251,300          7,282,674
--------------------------------------------------------------------------------
Stone Energy Corp. 1,2                                70,000          3,423,000
--------------------------------------------------------------------------------
Sunoco, Inc.                                          13,500          1,534,680
--------------------------------------------------------------------------------
Swift Energy Co. 1,2                                 217,400          7,787,268
--------------------------------------------------------------------------------
Tesoro Corp.                                          95,400          4,438,008
--------------------------------------------------------------------------------
Thunder Energy, Inc. 1                               279,863          1,930,168
--------------------------------------------------------------------------------
TKE Energy Trust                                     206,000          1,632,599
--------------------------------------------------------------------------------
TransMontaigne,
Inc. 1,2                                              91,000            955,500
--------------------------------------------------------------------------------
Trilogy Energy Trust                                 201,500          2,945,531
--------------------------------------------------------------------------------
True Energy, Inc. 1                                  185,000            623,612
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                  387,400          1,685,310
--------------------------------------------------------------------------------
Tusk Energy Corp. 1,5                                275,000          1,196,335
--------------------------------------------------------------------------------
USEC, Inc. 2                                         106,000          1,551,840
--------------------------------------------------------------------------------
Vault Energy Trust                                    11,950            101,924
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                              185,900          5,664,373
--------------------------------------------------------------------------------
W&T Offshore, Inc.                                    33,100            796,717
--------------------------------------------------------------------------------
West Energy
Ltd. 1                                               161,900            627,673
--------------------------------------------------------------------------------
White Fire Energy
Ltd. 1                                                 3,475              7,459
--------------------------------------------------------------------------------
White Fire Energy
Ltd. 1                                                46,400             99,602
--------------------------------------------------------------------------------
Whiting Petroleum
Corp. 1,2                                            102,300          3,714,513
                                                                ----------------
                                                                    170,356,361

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--15.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
National Financial
Partners Corp.                                       140,900    $     5,514,826
--------------------------------------------------------------------------------
SWS Group, Inc.                                       99,300          1,705,974
                                                                ----------------
                                                                      7,220,800

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.9%
Amcore Financial,
Inc.                                                   5,800            173,304
--------------------------------------------------------------------------------
AmericanWest
Bancorporation 1,2                                    19,610            391,220
--------------------------------------------------------------------------------
Anchor BanCorp
Wisconsin, Inc. 2                                     36,100          1,092,386
--------------------------------------------------------------------------------
Associated Banc-Corp.                                 44,378          1,493,763
--------------------------------------------------------------------------------
Astoria Financial
Corp.                                                162,650          4,630,646
--------------------------------------------------------------------------------
BancFirst Corp.                                        2,200            191,378
--------------------------------------------------------------------------------
BancorpSouth, Inc. 2                                  72,100          1,701,560
--------------------------------------------------------------------------------
Bank of Hawaii
Corp.                                                 62,600          3,176,950
--------------------------------------------------------------------------------
Bank of the
Ozarks, Inc. 2                                         7,300            239,732
--------------------------------------------------------------------------------
Banner Corp.                                          12,500            350,125
--------------------------------------------------------------------------------
Berkshire Hills
Bancorp, Inc. 2                                       17,000            566,440
--------------------------------------------------------------------------------
BOK Financial Corp.                                    7,900            364,348
--------------------------------------------------------------------------------
Camco Financial
Corp.                                                    500              6,800
--------------------------------------------------------------------------------
Camden National
Corp. 2                                                1,700             55,675
--------------------------------------------------------------------------------
Capital Corp. of
the West 2                                             7,559            209,762
--------------------------------------------------------------------------------
Capitol Bancorp Ltd. 2                                 7,400            248,714
--------------------------------------------------------------------------------
Cathay Bancorp, Inc. 2                                 8,400            283,164
--------------------------------------------------------------------------------
Central Pacific
Financial
Corp. 2                                               38,500          1,370,600
--------------------------------------------------------------------------------
Chemical Financial
Corp. 2                                               17,909            592,967
--------------------------------------------------------------------------------
Chittenden Corp.                                      68,100          1,852,320
--------------------------------------------------------------------------------
Citizens First
Bancorp, Inc.                                         32,700            675,255


                   26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
City Holding Co.                                      72,600    $     2,651,352
--------------------------------------------------------------------------------
City National Corp.                                   41,400          2,968,794
--------------------------------------------------------------------------------
Columbia Banking
System, Inc. 2                                        65,832          1,620,784
--------------------------------------------------------------------------------
Commerce
Bancshares, Inc.                                      14,200            715,822
--------------------------------------------------------------------------------
Commercial
Federal Corp.                                         41,700          1,404,456
--------------------------------------------------------------------------------
Community Bank
System, Inc. 2                                       239,300          5,836,527
--------------------------------------------------------------------------------
Community Trust
Bancorp, Inc.                                         17,369            568,314
--------------------------------------------------------------------------------
Corus Bankshares,
Inc.                                                  38,700          2,147,463
--------------------------------------------------------------------------------
Dime Community
Bancshares, Inc.                                      53,925            819,660
--------------------------------------------------------------------------------
Downey Financial
Corp.                                                 53,900          3,945,480
--------------------------------------------------------------------------------
F.N.B. Corp. 2                                        11,000            216,150
--------------------------------------------------------------------------------
Fidelity Bankshares,
Inc. 2                                                16,997            450,760
--------------------------------------------------------------------------------
First BanCorp 2                                       42,000          1,686,300
--------------------------------------------------------------------------------
First Citizens
BancShares, Inc.,
Cl. A                                                 10,100          1,459,955
--------------------------------------------------------------------------------
First
Commonwealth
Financial Corp. 2                                    269,000          3,685,300
--------------------------------------------------------------------------------
First Community
Bancorp 2                                             17,300            821,750
--------------------------------------------------------------------------------
First Defiance
Financial Corp.                                       18,700            499,103
--------------------------------------------------------------------------------
First Financial
Bancorp 2                                             35,900            678,510
--------------------------------------------------------------------------------
First Financial Corp. 2                                5,800            166,634
--------------------------------------------------------------------------------
First Financial
Holdings, Inc. 2                                      34,100          1,019,931
--------------------------------------------------------------------------------
First Midwest
Bancorp, Inc. 2                                       30,700          1,079,719
--------------------------------------------------------------------------------
First Place
Financial Corp.                                       65,563          1,317,161
--------------------------------------------------------------------------------
First Republic Bank                                   95,200          3,363,416

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
First South
Bancorp, Inc.                                          4,600    $       146,648
--------------------------------------------------------------------------------
FirstFed Financial
Corp. 1,2                                             95,300          5,680,833
--------------------------------------------------------------------------------
GB&T Bancshares,
Inc. 2                                                 9,200            218,592
--------------------------------------------------------------------------------
Greater Bay Bancorp 2                                 90,300          2,381,211
--------------------------------------------------------------------------------
Greene County
Bancshares, Inc.                                      18,500            505,420
--------------------------------------------------------------------------------
Harbor Florida
Bancshares, Inc. 2                                    89,900          3,365,856
--------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                 73,600          2,442,048
--------------------------------------------------------------------------------
Horizon Financial
Corp. 2                                                1,900             42,180
--------------------------------------------------------------------------------
Independent Bank
Corp. 2                                              102,915          2,926,903
--------------------------------------------------------------------------------
Indymac Mortgage
Holdings, Inc.                                       111,000          4,521,030
--------------------------------------------------------------------------------
ITLA Capital Corp. 1                                   8,700            468,930
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                                     43,800          1,867,194
--------------------------------------------------------------------------------
MainSource Financial
Group, Inc. 2                                         41,380            748,564
--------------------------------------------------------------------------------
Mercantile Bank
Corp.                                                    460             20,226
--------------------------------------------------------------------------------
Mercantile
Bankshares Corp.                                      12,900            664,737
--------------------------------------------------------------------------------
NASB Financial, Inc. 2                                 5,466            239,684
--------------------------------------------------------------------------------
National
Bankshares, Inc.                                       2,100             93,513
--------------------------------------------------------------------------------
NBT Bancorp, Inc. 2                                   17,800            420,792
--------------------------------------------------------------------------------
Net.B@nk, Inc.                                       137,400          1,280,568
--------------------------------------------------------------------------------
Oak Hill Financial,
Inc.                                                   2,300             67,137
--------------------------------------------------------------------------------
Old National
Bancorp 2                                             23,500            502,900
--------------------------------------------------------------------------------
Pacific Capital
Bancorp 2                                            266,199          9,870,659
--------------------------------------------------------------------------------
Parkvale Financial
Corp.                                                  2,700             73,305
--------------------------------------------------------------------------------
PennRock Financial
Services Corp. 2                                      14,380            516,098
--------------------------------------------------------------------------------
People's Bank                                         45,500          1,375,920


                   27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
PFF Bancorp, Inc.                                    142,520    $     4,316,931
--------------------------------------------------------------------------------
Preferred Bank,
Los Angeles                                            5,100            202,470
--------------------------------------------------------------------------------
PrivateBancorp, Inc. 2                                 9,600            339,648
--------------------------------------------------------------------------------
Provident
Bankshares Corp.                                     121,584          3,879,745
--------------------------------------------------------------------------------
Provident Financial
Holdings, Inc.                                         9,950            279,695
--------------------------------------------------------------------------------
Republic Bancorp,
Inc.                                                  37,132            556,237
--------------------------------------------------------------------------------
Republic Bancorp,
Inc., Cl. A                                           44,266            961,017
--------------------------------------------------------------------------------
Seacoast Banking
Corp. of Florida 2                                    23,270            458,186
--------------------------------------------------------------------------------
Sound Federal
Bancorp, Inc.                                          3,600             58,176
--------------------------------------------------------------------------------
Southside
Bancshares, Inc. 2                                     3,029             62,095
--------------------------------------------------------------------------------
Southwest
Bancorp, Inc.                                         31,400            643,072
--------------------------------------------------------------------------------
State Bancorp, Inc. 2                                 13,973            316,069
--------------------------------------------------------------------------------
State Financial
Services Corp.                                        86,800          3,494,568
--------------------------------------------------------------------------------
Sterling Bancorp 2                                    35,290            753,442
--------------------------------------------------------------------------------
Sterling Bancshares,
Inc.                                                  36,300            564,828
--------------------------------------------------------------------------------
Sterling Financial
Corp. 1                                              204,322          7,641,643
--------------------------------------------------------------------------------
SVB Financial
Group 1,2                                            158,200          7,577,780
--------------------------------------------------------------------------------
TierOne Corp. 2                                       57,800          1,568,114
--------------------------------------------------------------------------------
UMB Financial Corp.                                    1,100             62,733
--------------------------------------------------------------------------------
Union Bankshares
Corp. 2                                               10,400            401,648
--------------------------------------------------------------------------------
United Community
Financial Corp. 2                                     10,200            111,588
--------------------------------------------------------------------------------
Vineyard National
Bancorp Co. 2                                          5,300            167,268
--------------------------------------------------------------------------------
W. Holding Co., Inc.                                  67,700            691,894
--------------------------------------------------------------------------------
Washington
Federal, Inc.                                         10,200            239,904

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Webster Financial
Corp.                                                 50,800    $     2,371,852
--------------------------------------------------------------------------------
WesBanco, Inc. 2                                      17,800            534,356
--------------------------------------------------------------------------------
Whitney Holding
Corp.                                                 33,100          1,080,053
--------------------------------------------------------------------------------
Wilmington Trust
Corp.                                                 20,000            720,200
--------------------------------------------------------------------------------
WSFS Financial
Corp.                                                 48,900          2,675,319
                                                                ----------------
                                                                    141,961,929

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
ASTA Funding, Inc. 2                                 102,800          2,855,784
--------------------------------------------------------------------------------
Dollar Financial
Corp. 1,2                                             11,937            126,652
--------------------------------------------------------------------------------
Nelnet, Inc., Cl. A 1,2                               44,200          1,470,534
                                                                ----------------
                                                                      4,452,970

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
Advanta Corp., Cl. B 2                               109,470          3,082,675
--------------------------------------------------------------------------------
Affiliated Managers
Group, Inc. 1,2                                       94,350          6,446,936
--------------------------------------------------------------------------------
American Capital
Strategies Ltd. 2                                    129,000          4,658,190
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                  183,900          4,689,450
--------------------------------------------------------------------------------
Apollo Investment
Corp.                                                147,700          2,722,111
--------------------------------------------------------------------------------
Cash America
International, Inc.                                   50,200          1,010,024
--------------------------------------------------------------------------------
CompuCredit Corp. 1,2                                188,400          6,458,352
--------------------------------------------------------------------------------
E*TRADE Financial
Corp. 1                                               71,400            998,886
--------------------------------------------------------------------------------
Encore Capital
Group, Inc. 1,2                                       24,600            418,200
--------------------------------------------------------------------------------
First Cash Financial
Services, Inc. 1                                      36,900            788,553
--------------------------------------------------------------------------------
Gabelli Asset
Management, Inc. 2                                    52,200          2,306,718
--------------------------------------------------------------------------------
Investment
Technology Group,
Inc. 1,2                                             294,800          6,196,696
--------------------------------------------------------------------------------
Jefferies Group, Inc. 2                               14,400            545,616


                   28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Ladenburg Thalmann
Financial Services,
Inc. 1                                                 9,312    $         5,308
--------------------------------------------------------------------------------
Lazard Ltd., Cl. A 1                                  46,200          1,074,150
--------------------------------------------------------------------------------
Medallion Financial
Corp.                                                 13,500            127,575
--------------------------------------------------------------------------------
Metris Cos., Inc. 1                                  139,400          2,015,724
--------------------------------------------------------------------------------
Nasdaq Stock
Market, Inc. 1                                         9,800            184,828
--------------------------------------------------------------------------------
Piper Jaffray Cos.,
Inc. 1                                                34,800          1,058,964
--------------------------------------------------------------------------------
Providian Financial
Corp. 1                                              147,800          2,605,714
--------------------------------------------------------------------------------
Raymond James
Financial, Inc.                                       25,000            706,250
--------------------------------------------------------------------------------
Sanders Morris
Harris Group, Inc. 2                                  45,700            786,040
--------------------------------------------------------------------------------
Student Loan Corp.
(The)                                                 11,900          2,615,620
--------------------------------------------------------------------------------
United PanAm
Financial Corp. 1,2                                    8,500            232,985
--------------------------------------------------------------------------------
WFS Financial, Inc.                                   51,000          2,586,210
--------------------------------------------------------------------------------
World Acceptance
Corp. 1                                               94,100          2,827,705
                                                                ----------------
                                                                     57,149,480

--------------------------------------------------------------------------------
INSURANCE--5.7%
21st Century
Insurance Group 2                                     10,300            152,852
--------------------------------------------------------------------------------
Affirmative
Insurance Holdings,
Inc.                                                  40,204            637,233
--------------------------------------------------------------------------------
Alfa Corp. 2                                          59,300            872,896
--------------------------------------------------------------------------------
Allmerica Financial
Corp. 1                                               71,500          2,651,935
--------------------------------------------------------------------------------
American Equity
Investment Life
Holding Co. 2                                        104,100          1,236,708
--------------------------------------------------------------------------------
American Financial
Group, Inc.                                           53,900          1,806,728
--------------------------------------------------------------------------------
American Physicians
Capital, Inc. 1                                       41,400          1,538,010
--------------------------------------------------------------------------------
AmerUs Group Co. 2                                   133,100          6,395,455

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Arch Capital
Group Ltd. 1                                          92,200    $     4,153,610
--------------------------------------------------------------------------------
Argonaut Group,
Inc. 1,2                                              72,800          1,680,952
--------------------------------------------------------------------------------
Aspen Insurance
Holdings Ltd.                                        111,200          3,064,672
--------------------------------------------------------------------------------
Assurant, Inc.                                       107,400          3,877,140
--------------------------------------------------------------------------------
Baldwin & Lyons,
Inc., Cl. B, Non-Vtg. 2                                3,800             91,580
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                  78,600          2,804,448
--------------------------------------------------------------------------------
Bristol West
Holdings, Inc. 2                                      38,100            697,230
--------------------------------------------------------------------------------
Clark, Inc.                                            7,400            106,042
--------------------------------------------------------------------------------
Commerce Group,
Inc. (The)                                            63,800          3,962,618
--------------------------------------------------------------------------------
Delphi Financial
Group, Inc., Cl. A                                    95,650          4,222,948
--------------------------------------------------------------------------------
Direct General Corp. 2                                20,800            387,088
--------------------------------------------------------------------------------
Donegal Group,
Inc., Cl. A 2                                         62,700          1,251,492
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                        1,156             41,258
--------------------------------------------------------------------------------
First American
Corp. (The)                                          105,400          4,230,756
--------------------------------------------------------------------------------
FPIC Insurance
Group, Inc. 1,2                                       63,700          1,868,321
--------------------------------------------------------------------------------
Great American
Financial Resources,
Inc.                                                  15,300            303,093
--------------------------------------------------------------------------------
HCC Insurance
Holdings, Inc.                                        99,300          3,760,491
--------------------------------------------------------------------------------
Hilb, Rogal &
Hamilton Co. 2                                        98,900          3,402,160
--------------------------------------------------------------------------------
Horace Mann
Educators Corp.                                      287,600          5,412,632
--------------------------------------------------------------------------------
Independence
Holding Co. 2                                          7,160            126,374
--------------------------------------------------------------------------------
Infinity Property
& Casualty Corp. 2                                   116,000          4,046,080
--------------------------------------------------------------------------------
IPC Holdings Ltd.                                      9,700            384,314
--------------------------------------------------------------------------------
LandAmerica
Financial Group,
Inc. 2                                               137,300          8,151,501


                   29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Markel Corp. 1                                         6,300    $     2,135,700
--------------------------------------------------------------------------------
Meadowbrook
Insurance Group,
Inc. 1                                                   100                524
--------------------------------------------------------------------------------
Mercury General
Corp.                                                 16,400            894,128
--------------------------------------------------------------------------------
National Western
Life Insurance
Co., Cl. A 1                                           4,200            814,338
--------------------------------------------------------------------------------
Odyssey Re
Holdings Corp. 2                                     141,400          3,489,752
--------------------------------------------------------------------------------
Ohio Casualty Corp.                                  308,000          7,447,440
--------------------------------------------------------------------------------
Old Republic
International Corp.                                  115,300          2,915,937
--------------------------------------------------------------------------------
Partnerre Holdings
Ltd.                                                  26,200          1,687,804
--------------------------------------------------------------------------------
Philadelphia
Consolidated
Holding Co. 1                                         56,100          4,755,036
--------------------------------------------------------------------------------
Phoenix Cos., Inc.
(The) 2                                              227,900          2,712,010
--------------------------------------------------------------------------------
Presidential Life
Corp. 2                                               12,600            215,586
--------------------------------------------------------------------------------
ProAssurance Corp. 1                                  75,400          3,148,704
--------------------------------------------------------------------------------
ProCentury Corp.                                     126,600          1,269,798
--------------------------------------------------------------------------------
Protective Life Corp.                                 63,100          2,664,082
--------------------------------------------------------------------------------
Pxre Group Ltd.                                        9,500            239,590
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                      35,300          1,641,803
--------------------------------------------------------------------------------
RLI Corp. 2                                          131,300          5,855,980
--------------------------------------------------------------------------------
Safety Insurance
Group, Inc. 2                                         75,700          2,555,632
--------------------------------------------------------------------------------
Selective Insurance
Group, Inc. 2                                        154,700          7,665,385
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                           73,100          5,597,998
--------------------------------------------------------------------------------
State Auto
Financial Corp.                                       84,000          2,607,360
--------------------------------------------------------------------------------
Stewart Information
Services Corp. 2                                      95,300          4,002,600
--------------------------------------------------------------------------------
Triad Guaranty, Inc. 1,2                               5,600            282,184
--------------------------------------------------------------------------------
UICI                                                  83,500          2,485,795

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
United America
Indemnity Ltd.,
Cl. A 1                                               14,357    $       246,797
--------------------------------------------------------------------------------
United Fire &
Casualty Co. 2                                       105,600          4,690,752
--------------------------------------------------------------------------------
Unitrin, Inc.                                         78,400          3,849,440
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1,2                                  356,600          8,066,292
--------------------------------------------------------------------------------
Vesta Insurance
Group, Inc. 2                                         37,900             98,540
--------------------------------------------------------------------------------
Zenith National
Insurance Corp.                                      113,100          7,674,966
                                                                ----------------
                                                                    165,030,570

--------------------------------------------------------------------------------
REAL ESTATE--2.1%
Acadia Realty Trust                                   14,100            262,965
--------------------------------------------------------------------------------
Agree Realty Corp.                                    56,600          1,712,150
--------------------------------------------------------------------------------
Alexandria Real
Estate Equities, Inc.                                 13,000            954,850
--------------------------------------------------------------------------------
Amli Residential
Properties Trust 2                                     9,200            287,592
--------------------------------------------------------------------------------
Arden Realty, Inc.                                    29,800          1,072,204
--------------------------------------------------------------------------------
Associated Estates
Realty Corp.                                          23,200            214,136
--------------------------------------------------------------------------------
Brandywine Realty
Trust                                                 55,900          1,713,335
--------------------------------------------------------------------------------
Camden Property
Trust                                                  8,600            462,250
--------------------------------------------------------------------------------
Capital Automotive
REIT                                                  18,800            717,596
--------------------------------------------------------------------------------
Capital Trust, Cl. A                                     100              3,341
--------------------------------------------------------------------------------
Capstead Mortgage
Corp. 2                                               14,100            116,748
--------------------------------------------------------------------------------
CarrAmerica
Realty Corp.                                          23,300            842,994
--------------------------------------------------------------------------------
CBL & Associates
Properties, Inc.                                      31,600          1,361,012
--------------------------------------------------------------------------------
Colonial Properties
Trust 2                                               18,326            806,344
--------------------------------------------------------------------------------
Consolidated-Tomoka
Land Co. 2                                            15,700          1,350,200
--------------------------------------------------------------------------------
Corporate Office
Properties Trust                                      37,100          1,092,595


                   30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Correctional
Properties Trust                                      14,900    $       421,670
--------------------------------------------------------------------------------
CRT Properties, Inc.                                  18,800            513,240
--------------------------------------------------------------------------------
Entertainment
Properties Trust                                       6,400            294,400
--------------------------------------------------------------------------------
Equity Inns, Inc.                                    113,100          1,504,230
--------------------------------------------------------------------------------
Federal Realty
Investment Trust                                      15,700            926,300
--------------------------------------------------------------------------------
First Industrial
Realty Trust, Inc. 2                                  32,600          1,300,740
--------------------------------------------------------------------------------
Forest City
Enterprises, Inc.,
Cl. A                                                 10,100            717,100
--------------------------------------------------------------------------------
Friedman, Billings,
Ramsey Group,
Inc., Cl. A 2                                         46,300            662,090
--------------------------------------------------------------------------------
Getty Realty Corp. 2                                  23,800            659,260
--------------------------------------------------------------------------------
Glenborough Realty
Trust, Inc.                                            9,400            193,546
--------------------------------------------------------------------------------
Glimcher Realty
Trust 2                                               24,900            690,975
--------------------------------------------------------------------------------
Health Care REIT,
Inc. 2                                                37,600          1,417,144
--------------------------------------------------------------------------------
Healthcare Realty
Trust, Inc. 2                                         37,300          1,440,153
--------------------------------------------------------------------------------
Heritage Property
Investment Trust 2                                    25,000            875,500
--------------------------------------------------------------------------------
Highwoods
Properties, Inc.                                      28,200            839,232
--------------------------------------------------------------------------------
HRPT Properties
Trust                                                 50,700            630,201
--------------------------------------------------------------------------------
Jones Lang LaSalle,
Inc. 1                                               136,600          6,041,818
--------------------------------------------------------------------------------
Kilroy Realty Corp.                                   26,100          1,239,489
--------------------------------------------------------------------------------
Lexington Corporate
Properties Trust                                      69,900          1,699,269
--------------------------------------------------------------------------------
LTC Properties, Inc.                                  12,200            252,540
--------------------------------------------------------------------------------
Macerich Co. (The)                                     6,400            429,120
--------------------------------------------------------------------------------
Mack-Cali Realty
Corp.                                                 18,800            851,640
--------------------------------------------------------------------------------
Maguire
Properties, Inc.                                      16,900            478,946

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Mid-America
Apartment
Communities, Inc.                                     28,100    $     1,276,302
--------------------------------------------------------------------------------
Mills Corp.                                           23,500          1,428,565
--------------------------------------------------------------------------------
Nationwide Health
Properties, Inc.                                      47,100          1,112,031
--------------------------------------------------------------------------------
Omega Healthcare
Investors, Inc.                                       14,100            181,326
--------------------------------------------------------------------------------
Pan Pacific Retail
Properties, Inc.                                      16,000          1,062,080
--------------------------------------------------------------------------------
Parkway
Properties, Inc. 2                                     5,500            275,055
--------------------------------------------------------------------------------
Pennsylvania Real
Estate Investment
Trust 2                                               36,300          1,724,250
--------------------------------------------------------------------------------
Prentiss Properties
Trust                                                  6,800            247,792
--------------------------------------------------------------------------------
PS Business Parks, Inc.                                6,600            293,370
--------------------------------------------------------------------------------
RAIT Investment
Trust 2                                                7,400            221,630
--------------------------------------------------------------------------------
Ramco-Gershenson
Properties Trust 2                                    26,500            775,920
--------------------------------------------------------------------------------
Realty Income Corp. 2                                 18,500            463,240
--------------------------------------------------------------------------------
Redwood Trust, Inc.                                    9,400            485,040
--------------------------------------------------------------------------------
Regency Centers
Corp.                                                  9,700            554,840
--------------------------------------------------------------------------------
Senior Housing
Properties Trust 2                                    40,000            756,400
--------------------------------------------------------------------------------
Simon Property
Group, Inc.                                            1,702            123,378
--------------------------------------------------------------------------------
SL Green Realty
Corp.                                                 14,100            909,450
--------------------------------------------------------------------------------
Spirit Finance Corp.                                 154,000          1,809,500
--------------------------------------------------------------------------------
Stratus Properties,
Inc. 1                                                16,466            293,095
--------------------------------------------------------------------------------
Tanger Factory
Outlet Centers, Inc.                                  67,800          1,825,854
--------------------------------------------------------------------------------
Town & Country
Trust 2                                               11,300            322,163
--------------------------------------------------------------------------------
Trammell Crow Co. 1                                  157,800          3,825,072
--------------------------------------------------------------------------------
Trizec Properties,
Inc.                                                  18,900            388,773


                   31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
United Capital
Corp. 1                                                3,500    $        90,825
--------------------------------------------------------------------------------
United Dominion
Realty Trust, Inc.                                    27,800            668,590
--------------------------------------------------------------------------------
Ventas, Inc.                                          23,500            709,700
--------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                  16,800            491,904
--------------------------------------------------------------------------------
Weingarten Realty
Investors                                             22,100            866,762
                                                                ----------------
                                                                     60,231,822

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Accredited Home
Lenders Holding
Co. 1,2                                               76,300          3,357,200
--------------------------------------------------------------------------------
Bank Mutual Corp. 2                                  163,694          1,810,456
--------------------------------------------------------------------------------
Clifton Savings Bancorp, Inc. 2                       10,000            105,600
--------------------------------------------------------------------------------
Fremont General Corp. 2                              126,300          3,072,879
--------------------------------------------------------------------------------
PMI Group, Inc.
(The)                                                 11,600            452,168
--------------------------------------------------------------------------------
Radian Group, Inc.                                    37,900          1,789,638
                                                                ----------------
                                                                     10,587,941

--------------------------------------------------------------------------------
HEALTH CARE--11.3%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.9%
Affymetrix, Inc. 1,2                                  12,000            647,160
--------------------------------------------------------------------------------
Albany Molecular
Research, Inc. 1                                      29,200            408,800
--------------------------------------------------------------------------------
Alexion
Pharmaceuticals,
Inc. 1,2                                              27,700            638,208
--------------------------------------------------------------------------------
Applera Corp./
Applied Biosystems
Group                                                172,200          3,387,174
--------------------------------------------------------------------------------
Arena
Pharmaceuticals,
Inc. 1                                                72,300            493,086
--------------------------------------------------------------------------------
Array BioPharma,
Inc. 1,2                                             235,500          1,483,650
--------------------------------------------------------------------------------
BioMarin
Pharmaceutical, Inc. 1                                41,400            310,086
--------------------------------------------------------------------------------
Bone Care
International, Inc. 1                                 23,400            771,498

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Caliper Life
Sciences, Inc. 1                                       1,500    $         8,400
--------------------------------------------------------------------------------
Enzo Biochem, Inc. 2                                  15,400            276,122
--------------------------------------------------------------------------------
ID Biomedical Corp. 1                                 60,100            982,034
--------------------------------------------------------------------------------
ImmunoGen, Inc. 1,2                                   35,100            203,229
--------------------------------------------------------------------------------
Invitrogen Corp. 1,2                                  48,100          4,006,249
--------------------------------------------------------------------------------
Medarex, Inc. 1,2                                     27,700            230,741
--------------------------------------------------------------------------------
Myriad Genetics,
Inc. 1,2                                              78,800          1,233,220
--------------------------------------------------------------------------------
Northfield
Laboratories, Inc. 1                                  17,400            248,994
--------------------------------------------------------------------------------
Orchid Cellmark,
Inc. 1,2                                              69,500            751,295
--------------------------------------------------------------------------------
Techne Corp. 1,2                                      83,700          3,842,667
--------------------------------------------------------------------------------
Third Wave
Technologies, Inc. 1                                 244,400            960,492
--------------------------------------------------------------------------------
United
Therapeutics Corp. 1,2                                86,800          4,183,760
--------------------------------------------------------------------------------
Vertex
Pharmaceuticals,
Inc. 1                                                23,000            387,320
                                                                ----------------
                                                                     25,454,185

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
ABIOMED, Inc. 1,2                                        824              7,045
--------------------------------------------------------------------------------
Adeza Biomedical
Corp. 1,2                                             19,500            331,110
--------------------------------------------------------------------------------
Advanced Medical
Optics, Inc. 1                                        60,966          2,423,399
--------------------------------------------------------------------------------
American Medical
Systems Holdings,
Inc. 1                                               217,100          4,483,115
--------------------------------------------------------------------------------
Analogic Corp.                                         8,200            412,624
--------------------------------------------------------------------------------
Anika Therapeutics,
Inc. 1,2                                              78,500            901,965
--------------------------------------------------------------------------------
Arrow International,
Inc.                                                  53,600          1,709,840
--------------------------------------------------------------------------------
Aspect Medical
Systems, Inc. 1,2                                    120,100          3,571,774
--------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                   44,800          3,718,400
--------------------------------------------------------------------------------
Bio-Rad
Laboratories,
Inc., Cl. A 1                                         22,900          1,355,909


                   32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
ConMed Corp. 1,2                                     153,100    $     4,710,887
--------------------------------------------------------------------------------
Conor Medsystems,
Inc. 1,2                                              18,700            287,045
--------------------------------------------------------------------------------
Cutera, Inc. 1,2                                      30,900            536,115
--------------------------------------------------------------------------------
Dade Behring
Holdings, Inc.                                        40,900          2,658,909
--------------------------------------------------------------------------------
Dentsply
International, Inc.                                   30,500          1,647,000
--------------------------------------------------------------------------------
DJ Orthopedics, Inc. 1,2                             103,900          2,849,977
--------------------------------------------------------------------------------
Edwards
Lifesciences Corp. 1                                  68,200          2,933,964
--------------------------------------------------------------------------------
Haemonetics Corp. 1,2                                145,000          5,892,800
--------------------------------------------------------------------------------
HealthTronics, Inc. 1,2                               75,500            980,745
--------------------------------------------------------------------------------
Hologic, Inc. 1,2                                    130,388          5,182,923
--------------------------------------------------------------------------------
ICU Medical, Inc. 1                                    6,500            209,105
--------------------------------------------------------------------------------
Inamed Corp. 1                                        12,450            833,777
--------------------------------------------------------------------------------
Intuitive Surgical,
Inc. 1,2                                              93,000          4,337,520
--------------------------------------------------------------------------------
Kensey Nash Corp. 1,2                                 13,986            422,937
--------------------------------------------------------------------------------
Lifecore
Biomedical, Inc. 1                                     3,200             34,880
--------------------------------------------------------------------------------
Lifeline Systems,
Inc. 1,2                                              55,300          1,776,236
--------------------------------------------------------------------------------
Matthews
International
Corp., Cl. A 2                                        58,500          2,279,160
--------------------------------------------------------------------------------
Medical Action
Industries, Inc. 1                                    23,700            423,045
--------------------------------------------------------------------------------
Mentor Corp. 2                                       143,000          5,931,640
--------------------------------------------------------------------------------
Meridian
Bioscience, Inc.                                     151,500          2,870,925
--------------------------------------------------------------------------------
NuVasive, Inc. 1,2                                    27,600            458,712
--------------------------------------------------------------------------------
OraSure
Technologies, Inc. 1,2                                63,000            629,370
--------------------------------------------------------------------------------
Palomar Medical
Technologies, Inc. 1,2                                18,168            434,579
--------------------------------------------------------------------------------
ResMed, Inc. 1,2                                      18,800          1,240,612
--------------------------------------------------------------------------------
Respironics, Inc. 1                                   35,200          1,271,072
--------------------------------------------------------------------------------
SonoSite, Inc. 1,2                                    39,700          1,232,288
--------------------------------------------------------------------------------
SurModics, Inc. 1,2                                   29,700          1,288,089
--------------------------------------------------------------------------------
Sybron Dental
Specialties, Inc. 1                                  139,900          5,263,038

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Thermo Electron
Corp. 1                                               27,500    $       738,925
--------------------------------------------------------------------------------
Thoratec Corp. 1                                       9,300            142,662
--------------------------------------------------------------------------------
Varian, Inc. 1                                        62,500          2,361,875
--------------------------------------------------------------------------------
Ventana Medical
Systems, Inc. 1,2                                    119,200          4,795,416
--------------------------------------------------------------------------------
Viasys Healthcare,
Inc. 1                                                97,100          2,193,489
--------------------------------------------------------------------------------
Vital Signs, Inc.                                     12,600            545,832
--------------------------------------------------------------------------------
West Pharmaceutical
Services, Inc. 2                                      69,300          1,943,865
                                                                ----------------
                                                                     90,254,595

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.4%
Advisory Board
Co. (The) 1,2                                         11,700            570,258
--------------------------------------------------------------------------------
Alderwoods
Group, Inc. 1                                          4,000             57,480
--------------------------------------------------------------------------------
Allscripts Healthcare
Solutions, Inc. 1,2                                  294,400          4,889,984
--------------------------------------------------------------------------------
America Service
Group, Inc. 1                                         24,800            393,080
--------------------------------------------------------------------------------
American
Healthways, Inc. 1,2                                 200,200          8,462,454
--------------------------------------------------------------------------------
American
Retirement Corp. 1,2                                  91,600          1,339,192
--------------------------------------------------------------------------------
AMERIGROUP
Corp. 1                                               13,600            546,720
--------------------------------------------------------------------------------
AMN Healthcare
Services, Inc. 1,2                                    65,100            978,453
--------------------------------------------------------------------------------
AmSurg Corp. 1,2                                      81,600          2,259,504
--------------------------------------------------------------------------------
Apria Healthcare
Group, Inc. 1                                        186,200          6,449,968
--------------------------------------------------------------------------------
Beverly Enterprises,
Inc. 1,2                                             516,500          6,580,210
--------------------------------------------------------------------------------
Bio-Reference
Laboratories, Inc. 1                                  58,074            806,067
--------------------------------------------------------------------------------
Cantel Medical
Corp. 1,2                                             30,800            503,888
--------------------------------------------------------------------------------
Cerner Corp. 1,2                                      48,700          3,310,139
--------------------------------------------------------------------------------
Chemed Corp.                                         128,500          5,253,080
--------------------------------------------------------------------------------
Community Health
Systems, Inc. 1                                       82,700          3,125,233


                   33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Computer Programs
& Systems, Inc.                                       74,900    $     2,791,523
--------------------------------------------------------------------------------
CorVel Corp. 1                                         4,050            101,736
--------------------------------------------------------------------------------
Covance, Inc. 1                                       43,400          1,947,358
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                           4,000            283,000
--------------------------------------------------------------------------------
Cross Country
Healthcare, Inc. 1,2                                  75,700          1,286,900
--------------------------------------------------------------------------------
Dendrite
International, Inc. 1,2                               35,200            485,760
--------------------------------------------------------------------------------
Emageon, Inc. 1,2                                     30,500            427,305
--------------------------------------------------------------------------------
Genesis HealthCare
Corp. 1,2                                            174,428          8,072,528
--------------------------------------------------------------------------------
Gentiva Health
Services, Inc. 1,2                                   152,200          2,718,292
--------------------------------------------------------------------------------
Health Net, Inc. 1                                    97,900          3,735,864
--------------------------------------------------------------------------------
HealthExtras, Inc. 1,2                                16,800            337,176
--------------------------------------------------------------------------------
Horizon Health
Corp. 1                                                4,000             93,560
--------------------------------------------------------------------------------
Humana, Inc. 1                                        67,400          2,678,476
--------------------------------------------------------------------------------
IDX Systems Corp. 1                                   44,600          1,344,244
--------------------------------------------------------------------------------
Kindred
Healthcare, Inc. 1,2                                 216,600          8,579,526
--------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                   153,186          7,423,394
--------------------------------------------------------------------------------
LHC Group, Inc. 1,2                                  120,100          2,183,418
--------------------------------------------------------------------------------
Lincare Holdings,
Inc. 1                                                92,100          3,761,364
--------------------------------------------------------------------------------
Magellan Health
Services, Inc. 1                                       8,200            289,542
--------------------------------------------------------------------------------
Manor Care, Inc.                                      61,100          2,427,503
--------------------------------------------------------------------------------
Matria Healthcare,
Inc. 1,2                                              84,749          2,731,460
--------------------------------------------------------------------------------
MedCath Corp. 1,2                                     91,200          2,534,448
--------------------------------------------------------------------------------
Merge Technologies,
Inc. 1,2                                              43,000            806,250
--------------------------------------------------------------------------------
National HealthCare
Corp. 2                                               15,000            529,650
--------------------------------------------------------------------------------
National Medical
Health Card Systems,
Inc. 1                                                13,700            329,622
--------------------------------------------------------------------------------
Option Care, Inc. 2                                  248,750          3,507,375
--------------------------------------------------------------------------------
Owens & Minor, Inc.                                  195,500          6,324,425

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
PacifiCare Health
Systems, Inc. 1                                       48,300    $     3,451,035
--------------------------------------------------------------------------------
Parexel International
Corp. 1,2                                             99,900          1,983,015
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                        117,400          8,633,596
--------------------------------------------------------------------------------
Per-Se
Technologies, Inc. 1,2                               160,100          3,365,302
--------------------------------------------------------------------------------
Pharmaceutical
Product
Development, Inc. 1                                   22,200          1,040,292
--------------------------------------------------------------------------------
PRA International 1                                    7,300            195,494
--------------------------------------------------------------------------------
PSS World Medical,
Inc. 1,2                                             105,200          1,309,740
--------------------------------------------------------------------------------
RehabCare Group,
Inc. 1                                               101,000          2,699,730
--------------------------------------------------------------------------------
Res-Care, Inc. 1,2                                    84,300          1,143,108
--------------------------------------------------------------------------------
Service Corp.
International                                        328,200          2,632,164
--------------------------------------------------------------------------------
Sierra Health
Services, Inc. 1,2                                   124,200          8,875,332
--------------------------------------------------------------------------------
Stewart
Enterprises, Inc.                                    504,300          3,298,122
--------------------------------------------------------------------------------
Sunrise Senior
Living, Inc. 1,2                                     140,000          7,557,200
--------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                               84,900          4,638,936
--------------------------------------------------------------------------------
Trizetto Group, Inc. 1                               136,500          1,912,365
--------------------------------------------------------------------------------
U.S. Physical
Therapy, Inc. 1                                        6,400            122,752
--------------------------------------------------------------------------------
United Surgical
Partners
International, Inc. 1,2                              188,400          9,811,872
--------------------------------------------------------------------------------
Universal Health
Services, Inc., Cl. B                                 48,800          3,034,384
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                   196,400          4,762,700
--------------------------------------------------------------------------------
WellChoice, Inc. 1                                    43,900          3,049,733
                                                                ----------------
                                                                    186,774,281

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.9%
Alpharma, Inc., Cl. A 2                               76,900          1,112,743
--------------------------------------------------------------------------------
Barr Pharmaceuticals,
Inc. 1                                                84,900          4,138,026


                   34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Caraco
Pharmaceutical
Laboratories Ltd. 1                                   20,800    $       178,464
--------------------------------------------------------------------------------
CNS, Inc. 2                                           49,500          1,131,075
--------------------------------------------------------------------------------
DOV
Pharmaceutical, Inc. 1,2                               7,600            141,816
--------------------------------------------------------------------------------
Encysive
Pharmaceuticals, Inc. 1                              142,800          1,543,668
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1,2                                    43,300          1,137,924
--------------------------------------------------------------------------------
First Horizon
Pharmaceutical
Corp. 1,2                                            160,400          3,054,016
--------------------------------------------------------------------------------
Hi-Tech Pharmacal
Co., Inc. 1                                           82,400          2,625,264
--------------------------------------------------------------------------------
Kos Pharmaceuticals,
Inc. 1,2                                              44,100          2,888,550
--------------------------------------------------------------------------------
Medicis
Pharmaceutical
Corp., Cl. A 2                                       261,600          8,300,568
--------------------------------------------------------------------------------
Perrigo Co.                                            1,200             16,728
                                                                ----------------
                                                                     26,268,842

--------------------------------------------------------------------------------
INDUSTRIALS--16.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
AAR Corp. 1                                           59,900            941,029
--------------------------------------------------------------------------------
Astronics Corp.,
Cl. B 1                                                7,900             69,915
--------------------------------------------------------------------------------
Aviall, Inc. 1                                       141,900          4,482,621
--------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                  65,500          1,023,765
--------------------------------------------------------------------------------
DRS Technologies,
Inc.                                                  83,200          4,266,496
--------------------------------------------------------------------------------
ESCO Technologies,
Inc. 1,2                                              68,400          6,894,720
--------------------------------------------------------------------------------
Goodrich Corp.                                       107,700          4,411,392
--------------------------------------------------------------------------------
HEICO Corp., Cl. A                                       750             13,515
--------------------------------------------------------------------------------
Innovative Solutions
& Support, Inc. 1,2                                  104,849          3,519,781
--------------------------------------------------------------------------------
Moog, Inc., Cl. A 1,2                                 83,400          2,626,266
--------------------------------------------------------------------------------
Precision Castparts
Corp.                                                 17,700          1,378,830
--------------------------------------------------------------------------------
Teledyne
Technologies, Inc. 1                                 148,100          4,825,098

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Triumph Group, Inc. 1                                  1,900    $        66,044
                                                                ----------------
                                                                     34,519,472

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
ABX Air, Inc. 1                                      183,700          1,497,155
--------------------------------------------------------------------------------
Dynamex, Inc. 1                                       38,200            650,928
--------------------------------------------------------------------------------
Forward Air Corp.                                     34,050            962,594
--------------------------------------------------------------------------------
Hub Group, Inc.,
Cl. A 1                                                8,100            202,905
--------------------------------------------------------------------------------
Park-Ohio
Holdings Corp. 1                                       4,700             78,349
                                                                ----------------
                                                                      3,391,931

--------------------------------------------------------------------------------
AIRLINES--0.6%
Alaska Air
Group, Inc. 1,2                                      212,500          6,321,875
--------------------------------------------------------------------------------
AMR Corp. 1,2                                        128,400          1,554,924
--------------------------------------------------------------------------------
Continental
Airlines, Inc., Cl. B 1,2                            137,500          1,826,000
--------------------------------------------------------------------------------
ExpressJet
Holdings, Inc. 1,2                                   189,900          1,616,049
--------------------------------------------------------------------------------
Frontier Airlines,
Inc. 1,2                                             134,400          1,388,352
--------------------------------------------------------------------------------
Hawaiian Holdings,
Inc. 1                                                64,000            259,840
--------------------------------------------------------------------------------
Mesa Air Group,
Inc. 1,2                                             234,700          1,574,837
--------------------------------------------------------------------------------
Pinnacle Airlines
Corp. 1,2                                             30,000            257,700
--------------------------------------------------------------------------------
SkyWest, Inc.                                        112,800          2,050,704
--------------------------------------------------------------------------------
World Air
Holdings, Inc. 1                                      54,000            632,880
                                                                ----------------
                                                                     17,483,161

--------------------------------------------------------------------------------
BUILDING PRODUCTS--1.0%
Apogee Enterprises,
Inc.                                                 101,600          1,561,592
--------------------------------------------------------------------------------
Builders FirstSource,
Inc. 1,2                                             374,900          6,073,380
--------------------------------------------------------------------------------
Crane Co.                                             53,200          1,399,160
--------------------------------------------------------------------------------
Lennox International,
Inc. 2                                               325,100          6,882,367


                   35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BUILDING PRODUCTS Continued
NCI Building
Systems, Inc. 1,2                                     22,600    $       741,280
--------------------------------------------------------------------------------
Universal Forest
Products, Inc. 2                                      87,200          3,614,440
--------------------------------------------------------------------------------
USG Corp. 1,2                                        126,300          5,367,750
--------------------------------------------------------------------------------
Watsco, Inc.                                          79,100          3,369,660
                                                                ----------------
                                                                     29,009,629

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.3%
ABM Industries, Inc.                                 104,000          2,028,000
--------------------------------------------------------------------------------
Adesa, Inc.                                           87,400          1,902,698
--------------------------------------------------------------------------------
Administaff, Inc. 2                                  179,400          4,262,544
--------------------------------------------------------------------------------
American
Reprographics Co. 1                                   38,900            625,901
--------------------------------------------------------------------------------
Asset Acceptance
Capital Corp. 1,2                                     35,400            917,214
--------------------------------------------------------------------------------
Banta Corp.                                          123,500          5,601,960
--------------------------------------------------------------------------------
Brady Corp., Cl. A 2                                 154,100          4,777,100
--------------------------------------------------------------------------------
Bright Horizons
Family Solutions,
Inc. 1,2                                             158,000          6,433,760
--------------------------------------------------------------------------------
Brink's Co. (The)                                     39,400          1,418,400
--------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                              119,800          2,597,264
--------------------------------------------------------------------------------
CompX
International, Inc. 2                                  6,500            108,875
--------------------------------------------------------------------------------
Consolidated
Graphics, Inc. 1                                     125,700          5,124,789
--------------------------------------------------------------------------------
Copart, Inc. 1                                        58,100          1,382,780
--------------------------------------------------------------------------------
Corporate Executive
Board Co.                                             26,300          2,060,079
--------------------------------------------------------------------------------
CPI Corp.                                              8,200            148,010
--------------------------------------------------------------------------------
DeVry, Inc 1                                          25,900            515,410
--------------------------------------------------------------------------------
DiamondCluster
International, Inc. 1                                150,900          1,705,170
--------------------------------------------------------------------------------
Dun & Bradstreet
Corp. 1                                               56,600          3,489,390
--------------------------------------------------------------------------------
Duratek, Inc. 1,2                                     42,900            994,422
--------------------------------------------------------------------------------
Equifax, Inc.                                        132,600          4,735,146
--------------------------------------------------------------------------------
Exponent, Inc. 1                                      55,800          1,594,764
--------------------------------------------------------------------------------
G&K Services,
Inc., Cl. A                                           54,100          2,041,193

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
General Binding
Corp. 1                                               17,200    $       377,024
--------------------------------------------------------------------------------
Geo Group, Inc.
(The) 1                                               27,100            678,855
--------------------------------------------------------------------------------
Harland (John H.) Co.                                174,600          6,634,800
--------------------------------------------------------------------------------
Healthcare Services
Group, Inc. 2                                        168,075          3,374,946
--------------------------------------------------------------------------------
Heidrick & Struggles
International, Inc. 1,2                              125,258          3,266,729
--------------------------------------------------------------------------------
HNI Corp.                                             68,800          3,519,120
--------------------------------------------------------------------------------
Hudson Highland
Group, Inc. 1,2                                       63,700            993,083
--------------------------------------------------------------------------------
Ikon Office
Solutions, Inc.                                      105,400          1,002,354
--------------------------------------------------------------------------------
Imagistics
International, Inc. 1,2                               11,000            308,000
--------------------------------------------------------------------------------
Integrated Alarm
Services Group,
Inc. 1,2                                             113,400            497,826
--------------------------------------------------------------------------------
ITT Educational
Services, Inc. 1                                       8,000            427,360
--------------------------------------------------------------------------------
Jackson Hewitt Tax
Service, Inc.                                        189,700          4,484,508
--------------------------------------------------------------------------------
Knoll, Inc.                                          150,300          2,571,633
--------------------------------------------------------------------------------
Korn-Ferry
International 1,2                                    292,000          5,183,000
--------------------------------------------------------------------------------
Labor Ready, Inc. 1,2                                349,800          8,153,838
--------------------------------------------------------------------------------
McGrath RentCorp 2                                    68,648          1,626,958
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                 80,600          2,485,704
--------------------------------------------------------------------------------
Mobile Mini, Inc. 1,2                                 31,800          1,096,464
--------------------------------------------------------------------------------
PHH Corp. 1,2                                        199,000          5,118,280
--------------------------------------------------------------------------------
Portfolio Recovery
Associates, Inc. 1,2                                 122,500          5,147,450
--------------------------------------------------------------------------------
Pre-Paid Legal
Services, Inc. 2                                      47,100          2,103,015
--------------------------------------------------------------------------------
PRG-Schultz
International, Inc. 1,2                               92,200            260,004
--------------------------------------------------------------------------------
Republic Services,
Inc.                                                  97,100          3,496,571
--------------------------------------------------------------------------------
Resources
Connection, Inc. 1,2                                 111,000          2,578,530


                   36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Robert Half
International, Inc.                                   53,200    $     1,328,404
--------------------------------------------------------------------------------
Rollins, Inc. 2                                      169,150          3,389,766
--------------------------------------------------------------------------------
Rush Enterprises,
Inc., Cl. A 1,2                                       46,400            618,976
--------------------------------------------------------------------------------
ServiceMaster
Co. (The)                                            193,100          2,587,540
--------------------------------------------------------------------------------
SITEL Corp. 1,2                                       64,900            136,939
--------------------------------------------------------------------------------
Sotheby's Holdings,
Inc., Cl. A 1                                        239,900          3,286,630
--------------------------------------------------------------------------------
Spherion Corp. 1,2                                   149,100            984,060
--------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                               108,600          1,504,110
--------------------------------------------------------------------------------
TeleTech Holdings,
Inc. 1,2                                             382,900          3,120,635
--------------------------------------------------------------------------------
United Stationers,
Inc. 1                                                91,600          4,497,560
--------------------------------------------------------------------------------
Vertrue, Inc. 1,2                                     24,300            946,728
--------------------------------------------------------------------------------
Viad Corp.                                           115,300          3,267,602
--------------------------------------------------------------------------------
Volt Information
Sciences, Inc. 1                                      30,000            711,900
--------------------------------------------------------------------------------
Waste Connections,
Inc. 1,2                                             110,200          4,109,358
--------------------------------------------------------------------------------
Waste Industries
USA, Inc.                                              1,800             25,452
--------------------------------------------------------------------------------
Watson Wyatt
& Co. Holdings 2                                      34,400            881,672
--------------------------------------------------------------------------------
West Corp. 1,2                                        46,300          1,777,920
                                                                ----------------
                                                                    153,026,173

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.3%
Comfort Systems
USA, Inc. 1                                          105,900            696,822
--------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                  124,100          6,068,490
--------------------------------------------------------------------------------
Granite
Construction, Inc.                                    44,800          1,258,880
--------------------------------------------------------------------------------
Insituform
Technologies, Inc.,
Cl. A 1,2                                             39,100            626,773
--------------------------------------------------------------------------------
McDermott
International, Inc. 1                                160,700          3,374,700
--------------------------------------------------------------------------------
Perini Corp. 1                                       125,900          2,067,278
--------------------------------------------------------------------------------
Quanta Services,
Inc. 1,2                                             236,300          2,079,440

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING Continued
Shaw Group, Inc.
(The) 1,2                                            191,400    $     4,117,014
--------------------------------------------------------------------------------
URS Corp. 1                                          230,900          8,624,115
--------------------------------------------------------------------------------
Washington Group
International, Inc. 1,2                              170,600          8,721,072
                                                                ----------------
                                                                     37,634,584

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Active Power, Inc. 1                                   5,400             17,550
--------------------------------------------------------------------------------
Acuity Brands, Inc. 2                                106,200          2,728,278
--------------------------------------------------------------------------------
American Power
Conversion Corp.                                     133,800          3,156,342
--------------------------------------------------------------------------------
AMETEK, Inc.                                          10,400            435,240
--------------------------------------------------------------------------------
Baldor Electric Co. 2                                 37,500            912,000
--------------------------------------------------------------------------------
Energy Conversion
Devices, Inc. 1,2                                    127,200          2,846,736
--------------------------------------------------------------------------------
Evergreen Solar,
Inc. 1,2                                              56,300            362,009
--------------------------------------------------------------------------------
General Cable
Corp. 1,2                                            150,200          2,227,466
--------------------------------------------------------------------------------
Genlyte Group,
Inc. (The) 1                                         112,900          5,502,746
--------------------------------------------------------------------------------
II-VI, Inc. 1,2                                       17,326            318,625
--------------------------------------------------------------------------------
LSI Industries, Inc.                                  14,500            202,130
--------------------------------------------------------------------------------
Preformed Line
Products Co.                                           6,536            266,669
--------------------------------------------------------------------------------
Smith (A.O.) Corp.                                    64,700          1,728,137
--------------------------------------------------------------------------------
Thomas & Betts
Corp. 1                                              132,700          3,747,448
--------------------------------------------------------------------------------
Vicor Corp. 2                                         79,200          1,077,120
--------------------------------------------------------------------------------
Woodward
Governor Co. 2                                        38,367          3,223,979
                                                                ----------------
                                                                     28,752,475

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Alleghany Corp.                                        6,600          1,960,200
--------------------------------------------------------------------------------
Carlisle Cos., Inc.                                   27,000          1,853,010
--------------------------------------------------------------------------------
Raven Industries,
Inc. 2                                                67,600          1,583,192
--------------------------------------------------------------------------------
Teleflex, Inc.                                        16,500            979,605
--------------------------------------------------------------------------------
Tredegar Corp.                                        49,600            773,760
                                                                ----------------
                                                                      7,149,767


                   37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY--3.2%
Alamo Group, Inc.                                      6,200    $       115,754
--------------------------------------------------------------------------------
Albany International
Corp., Cl. A                                         153,600          4,932,096
--------------------------------------------------------------------------------
American Science
& Engineering, Inc. 1                                 25,800          1,144,488
--------------------------------------------------------------------------------
Ampco-Pittsburgh
Corp. 2                                                9,100            109,200
--------------------------------------------------------------------------------
Astec Industries, Inc. 1                              99,700          2,312,043
--------------------------------------------------------------------------------
Barnes Group, Inc. 2                                  45,500          1,506,050
--------------------------------------------------------------------------------
Bucyrus International,
Inc., Cl. A 2                                        102,106          3,877,986
--------------------------------------------------------------------------------
Cascade Corp.                                         31,000          1,340,750
--------------------------------------------------------------------------------
Chicago Bridge &
Iron Co. NV                                          133,800          3,058,668
--------------------------------------------------------------------------------
CIRCOR
International, Inc.                                   28,600            705,562
--------------------------------------------------------------------------------
Cummins, Inc.                                         53,100          3,961,791
--------------------------------------------------------------------------------
EnPro Industries, Inc. 1                              36,400          1,050,868
--------------------------------------------------------------------------------
Flanders Corp. 1,2                                    16,700            150,300
--------------------------------------------------------------------------------
Flowserve Corp. 1                                    261,700          7,919,042
--------------------------------------------------------------------------------
Freightcar America,
Inc. 1                                               103,700          2,056,371
--------------------------------------------------------------------------------
Harsco Corp.                                          66,900          3,649,395
--------------------------------------------------------------------------------
Hexcel Corp. 1,2                                     149,500          2,529,540
--------------------------------------------------------------------------------
Idex Corp. 2                                           6,900            266,409
--------------------------------------------------------------------------------
JLG Industries, Inc. 2                               101,000          2,775,480
--------------------------------------------------------------------------------
Joy Global, Inc.                                      91,450          3,071,806
--------------------------------------------------------------------------------
Kadant, Inc. 1,2                                       2,800             61,404
--------------------------------------------------------------------------------
Lincoln Electric
Holdings, Inc. 2                                       7,900            261,885
--------------------------------------------------------------------------------
Manitowoc Co.,
Inc. (The)                                             6,700            274,834
--------------------------------------------------------------------------------
Middleby Corp.
(The) 1,2                                             14,102            745,432
--------------------------------------------------------------------------------
Mueller Industries,
Inc.                                                 146,500          3,970,150
--------------------------------------------------------------------------------
NACCO Industries,
Inc., Cl. A                                           41,600          4,460,352
--------------------------------------------------------------------------------
Nordson Corp.                                         26,100            894,708
--------------------------------------------------------------------------------
Oshkosh Truck
Corp.                                                 40,300          3,154,684

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Pall Corp.                                           126,100    $     3,828,396
--------------------------------------------------------------------------------
Stewart & Stevenson
Services, Inc.                                       284,100          6,437,706
--------------------------------------------------------------------------------
Sun Hydraulics
Corp. 2                                               16,800            611,352
--------------------------------------------------------------------------------
Terex Corp. 1                                        108,300          4,267,020
--------------------------------------------------------------------------------
Thomas Industries,
Inc.                                                  14,700            587,412
--------------------------------------------------------------------------------
Titan International,
Inc. 2                                               114,300          1,597,914
--------------------------------------------------------------------------------
Toro Co. (The)                                       176,500          6,814,665
--------------------------------------------------------------------------------
Wabash National
Corp. 2                                              152,100          3,685,383
--------------------------------------------------------------------------------
Wabtec Corp.                                         180,100          3,868,548
                                                                ----------------
                                                                     92,055,444

--------------------------------------------------------------------------------
MARINE--0.2%
Alexander &
Baldwin, Inc.                                         79,900          3,703,365
--------------------------------------------------------------------------------
Frozen Food Express
Industries, Inc. 1                                     7,100             80,372
--------------------------------------------------------------------------------
Kirby Corp. 1                                         30,400          1,371,040
--------------------------------------------------------------------------------
Sea Containers
Ltd., Cl. A 2                                         16,300            260,311
                                                                ----------------
                                                                      5,415,088

--------------------------------------------------------------------------------
ROAD & RAIL--1.6%
Amerco, Inc. 2                                        34,000          1,820,700
--------------------------------------------------------------------------------
Arkansas Best Corp. 2                                124,900          3,973,069
--------------------------------------------------------------------------------
C.H. Robinson
Worldwide, Inc.                                       18,000          1,047,600
--------------------------------------------------------------------------------
CNF Transportation,
Inc.                                                  95,000          4,265,500
--------------------------------------------------------------------------------
Dollar Thrifty
Automotive
Group, Inc. 1,2                                      115,200          4,375,296
--------------------------------------------------------------------------------
Florida East Coast
Industries, Inc., C1. A                               58,400          2,528,720
--------------------------------------------------------------------------------
Genesee &
Wyoming, Inc.,
Cl. A 1,2                                             83,500          2,272,035
--------------------------------------------------------------------------------
Heartland
Express, Inc. 2                                       59,950          1,164,829


                   38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL Continued
Hunt (J.B.) Transport
Services, Inc.                                        36,500    $       704,450
--------------------------------------------------------------------------------
Kansas City
Southern 1,2                                          71,500          1,442,870
--------------------------------------------------------------------------------
Laidlaw
International, Inc. 1                                202,600          4,882,660
--------------------------------------------------------------------------------
Mullen
Transportation, Inc.                                  30,200          1,515,916
--------------------------------------------------------------------------------
Overnite Corp.                                        58,900          2,531,522
--------------------------------------------------------------------------------
Pacer International,
Inc. 1                                               144,000          3,137,760
--------------------------------------------------------------------------------
SCS Transportation,
Inc. 1                                                47,099            838,362
--------------------------------------------------------------------------------
Swift Transportation
Co., Inc. 1,2                                        327,900          7,636,791
--------------------------------------------------------------------------------
Universal Truckload
Services, Inc. 1                                      52,854            892,704
--------------------------------------------------------------------------------
USA Truck, Inc. 1,2                                    3,000             74,250
--------------------------------------------------------------------------------
Werner Enterprises,
Inc.                                                   7,500            147,300
--------------------------------------------------------------------------------
Yellow Roadway
Corp. 1,2                                             29,366          1,491,793
                                                                ----------------
                                                                     46,744,127

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Applied Industrial
Technologies, Inc. 2                                 239,500          7,733,455
--------------------------------------------------------------------------------
BlueLinx Holdings,
Inc.                                                 100,876          1,067,268
--------------------------------------------------------------------------------
GATX Corp. 2                                         280,500          9,677,250
--------------------------------------------------------------------------------
Lawson Products,
Inc.                                                   5,600            217,392
--------------------------------------------------------------------------------
UAP Holding Corp.                                    176,700          2,933,220
--------------------------------------------------------------------------------
United Rentals, Inc. 1,2                             125,000          2,526,250
--------------------------------------------------------------------------------
WESCO
International, Inc. 1                                 30,200            947,676
                                                                ----------------
                                                                     25,102,511

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Interpool, Inc.                                       15,700            335,666

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE Continued
Macquarie
Infrastructure
Co. Trust                                             18,000    $       510,840
                                                                ----------------
                                                                        846,506

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
ADTRAN, Inc.                                         248,900          6,170,231
--------------------------------------------------------------------------------
Anaren
Microwave, Inc. 1,2                                   12,800            168,320
--------------------------------------------------------------------------------
Black Box Corp.                                       64,100          2,269,140
--------------------------------------------------------------------------------
Brocade
Communications
Systems, Inc. 1                                      665,400          2,581,752
--------------------------------------------------------------------------------
Brooktrout, Inc. 1                                     1,800             20,088
--------------------------------------------------------------------------------
CommScope, Inc. 1,2                                   45,000            783,450
--------------------------------------------------------------------------------
Comtech
Telecommunications
Corp. 1,2                                            141,550          4,618,777
--------------------------------------------------------------------------------
Comverse
Technology, Inc. 1                                    92,600          2,189,990
--------------------------------------------------------------------------------
Digi International,
Inc. 1                                               205,409          2,436,151
--------------------------------------------------------------------------------
Echelon Corp. 1                                        7,400             50,912
--------------------------------------------------------------------------------
F5 Networks, Inc. 1,2                                 47,500          2,243,663
--------------------------------------------------------------------------------
Foundry Networks,
Inc. 1,2                                             100,000            863,000
--------------------------------------------------------------------------------
Harris Corp.                                         103,900          3,242,719
--------------------------------------------------------------------------------
Netgear, Inc. 1,2                                    233,700          4,346,820
--------------------------------------------------------------------------------
Packeteer, Inc. 1,2                                  124,200          1,751,220
--------------------------------------------------------------------------------
Paradyne Networks,
Inc. 1                                                36,501             66,067
--------------------------------------------------------------------------------
Performance
Technologies, Inc. 1,2                               106,800            590,604
--------------------------------------------------------------------------------
SiRF Technology
Holdings, Inc. 1                                      19,100            337,688
--------------------------------------------------------------------------------
SpectraLink Corp. 2                                   84,900            893,148
--------------------------------------------------------------------------------
Symmetricom, Inc. 1,2                                380,800          3,948,896
                                                                ----------------
                                                                     39,572,636


                   39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
Electronics for
Imaging, Inc. 1                                      304,200    $     6,400,368
--------------------------------------------------------------------------------
Hutchinson
Technology, Inc. 1                                   145,000          5,583,950
--------------------------------------------------------------------------------
Imation Corp.                                        126,900          4,922,451
--------------------------------------------------------------------------------
InFocus Corp. 1,2                                     37,100            153,594
--------------------------------------------------------------------------------
Intergraph Corp. 1,2                                 183,900          6,337,194
--------------------------------------------------------------------------------
M-Systems Flash
Disk Pioneers Ltd. 1                                  96,800          1,855,656
--------------------------------------------------------------------------------
Maxtor Corp. 1                                        54,100            281,320
--------------------------------------------------------------------------------
NCR Corp. 1                                           67,000          2,353,040
--------------------------------------------------------------------------------
Pinnacle Systems,
Inc. 1                                               144,600            795,300
--------------------------------------------------------------------------------
Quantum Corp. 1,2                                    301,400            895,158
--------------------------------------------------------------------------------
Rimage Corp. 1                                         6,600            140,118
--------------------------------------------------------------------------------
SimpleTech, Inc. 1                                    91,300            349,679
--------------------------------------------------------------------------------
Storage Technology
Corp. 1                                              125,800          4,565,282
--------------------------------------------------------------------------------
Stratasys, Inc. 1                                      7,000            228,760
--------------------------------------------------------------------------------
Western Digital
Corp. 1                                              540,200          7,249,484
                                                                ----------------
                                                                     42,111,354

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
Agilysys, Inc. 2                                     140,700          2,208,990
--------------------------------------------------------------------------------
Amphenol Corp.,
Cl. A                                                114,800          4,611,516
--------------------------------------------------------------------------------
Anixter
International, Inc. 1                                 60,500          2,248,785
--------------------------------------------------------------------------------
BEI Technologies,
Inc. 2                                                 5,400            144,072
--------------------------------------------------------------------------------
Belden CDT, Inc. 2                                    82,800          1,755,360
--------------------------------------------------------------------------------
Bell Microproducts,
Inc. 1,2                                              32,303            303,648
--------------------------------------------------------------------------------
Brightpoint, Inc. 1,2                                 81,600          1,810,704
--------------------------------------------------------------------------------
Coherent, Inc. 1,2                                   225,700          8,127,457
--------------------------------------------------------------------------------
CyberOptics Corp. 1,2                                  6,600             85,800
--------------------------------------------------------------------------------
Dionex Corp. 1,2                                      16,700            728,287
--------------------------------------------------------------------------------
Electro Scientific
Industries, Inc. 1                                   152,000          2,717,760
--------------------------------------------------------------------------------
Fargo Electronics,
Inc. 1                                                16,400            327,836

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Hypercom Corp. 1,2                                   157,600    $     1,019,672
--------------------------------------------------------------------------------
Identix, Inc. 1,2                                    111,700            561,851
--------------------------------------------------------------------------------
Ingram Micro,
Inc., Cl. A 1                                         51,200            801,792
--------------------------------------------------------------------------------
Keithley
Instruments, Inc. 2                                  100,500          1,548,705
--------------------------------------------------------------------------------
Komag, Inc. 1,2                                       41,400          1,174,518
--------------------------------------------------------------------------------
LoJack Corp. 1,2                                      38,300            672,548
--------------------------------------------------------------------------------
Methode
Electronics, Inc.,
Cl. A                                                 15,000            178,050
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                                 32,300          1,504,534
--------------------------------------------------------------------------------
MTS Systems Corp. 2                                  102,700          3,448,666
--------------------------------------------------------------------------------
PAR Technology
Corp. 1                                               11,800            377,600
--------------------------------------------------------------------------------
Park Electrochemical
Corp.                                                109,500          2,759,400
--------------------------------------------------------------------------------
Paxar Corp. 1                                        217,200          3,855,300
--------------------------------------------------------------------------------
PC Connection, Inc. 1                                 61,500            382,530
--------------------------------------------------------------------------------
RadiSys Corp. 1,2                                     60,000            969,000
--------------------------------------------------------------------------------
Rofin-Sinar
Technologies, Inc. 1                                  12,000            393,600
--------------------------------------------------------------------------------
Trimble
Navigation Ltd. 1                                     66,300          2,583,711
--------------------------------------------------------------------------------
UNOVA, Inc. 1,2                                      129,400          3,445,922
--------------------------------------------------------------------------------
Zygo Corp. 1                                          44,400            435,120
                                                                ----------------
                                                                     51,182,734

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
AsiaInfo Holdings,
Inc. 1,2                                             161,700            890,967
--------------------------------------------------------------------------------
Blue Coat
Systems, Inc. 1                                       18,400            549,792
--------------------------------------------------------------------------------
Corillian Corp. 1                                    102,380            317,378
--------------------------------------------------------------------------------
Covansys Corp. 1                                      37,000            475,450
--------------------------------------------------------------------------------
CyberSource Corp. 1                                  203,691          1,488,981
--------------------------------------------------------------------------------
Digital Insight Corp. 1                              155,228          3,713,054
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                    814,200          7,050,972
--------------------------------------------------------------------------------
eCollege.com, Inc. 1,2                                   400              4,760
--------------------------------------------------------------------------------
InfoSpace, Inc. 1,2                                    8,800            289,784


                   40 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Internet Security Systems, Inc. 1                    309,600    $     6,281,784
--------------------------------------------------------------------------------
Interwoven, Inc. 1                                   187,400          1,411,122
--------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                      18,300            630,252
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                        32,200          1,707,888
--------------------------------------------------------------------------------
Online Resources & Communications Corp. 1,2          115,100          1,301,781
--------------------------------------------------------------------------------
Salesforce.com, Inc. 1,2                              23,100            473,088
--------------------------------------------------------------------------------
SeeBeyond Technology Corp. 1,2                        15,300             63,954
--------------------------------------------------------------------------------
Selectica, Inc. 1                                     21,700             66,619
--------------------------------------------------------------------------------
SonicWALL, Inc. 1                                    387,900          2,090,781
--------------------------------------------------------------------------------
United Online, Inc.                                  492,850          5,352,351
--------------------------------------------------------------------------------
ValueClick, Inc. 1,2                                 306,200          3,775,446
--------------------------------------------------------------------------------
WebEx Communications,
Inc. 1,2                                              84,700          2,236,927
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                   126,000          6,054,300
                                                                ----------------
                                                                     46,227,431

--------------------------------------------------------------------------------
IT SERVICES--1.5%
American Software, Inc.                                8,500             49,130
--------------------------------------------------------------------------------
Anteon
International Corp. 1                                102,800          4,689,736
--------------------------------------------------------------------------------
Aquantive, Inc. 1,2                                   41,500            735,380
--------------------------------------------------------------------------------
CACI International,
Inc., Cl. A 1                                         51,300          3,240,108
--------------------------------------------------------------------------------
CheckFree Corp. 1                                     62,000          2,111,720
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                307,600          5,838,248
--------------------------------------------------------------------------------
eFunds Corp. 1                                       211,200          3,799,488
--------------------------------------------------------------------------------
Euronet
Worldwide, Inc. 1,2                                    7,100            206,397
--------------------------------------------------------------------------------
Fastclick, Inc. 1,2                                   92,200            839,020
--------------------------------------------------------------------------------
Forrester Research,
Inc. 1,2                                               4,200             74,886

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
Global Payments,
Inc.                                                  34,900    $     2,366,220
--------------------------------------------------------------------------------
Information
Resources, Inc. 1                                     10,300              6,180
--------------------------------------------------------------------------------
infoUSA, Inc.                                        234,468          2,743,276
--------------------------------------------------------------------------------
Integral Systems, Inc.                                   800             18,104
--------------------------------------------------------------------------------
Intrado, Inc. 1,2                                     19,200            287,232
--------------------------------------------------------------------------------
iPayment
Holdings, Inc. 1,2                                     2,300             83,996
--------------------------------------------------------------------------------
Keane, Inc. 1                                         99,400          1,361,780
--------------------------------------------------------------------------------
ManTech
International Corp. 1,2                              128,800          3,997,952
--------------------------------------------------------------------------------
Maximus, Inc. 2                                       66,600          2,350,314
--------------------------------------------------------------------------------
Pegasus Solutions,
Inc. 1,2                                              35,100            391,365
--------------------------------------------------------------------------------
Perot Systems
Corp., Cl. A 1,2                                     170,200          2,420,244
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                  17,900            357,105
--------------------------------------------------------------------------------
SI International, Inc. 1,2                            11,100            332,556
--------------------------------------------------------------------------------
SRA International,
Inc., Cl. A 1,2                                       87,500          3,038,000
--------------------------------------------------------------------------------
SS&C Technologies,
Inc.                                                  40,250          1,275,120
--------------------------------------------------------------------------------
Startek, Inc. 2                                       21,400            351,388
--------------------------------------------------------------------------------
Sykes Enterprises,
Inc. 1                                                31,000            293,880
--------------------------------------------------------------------------------
Vasco Data Security
International, Inc. 1,2                              128,800          1,249,360
                                                                ----------------
                                                                     44,508,185

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.5%
ADE Corp. 1                                          138,200          3,876,510
-------------------------------------------------------------------------------
Advanced Energy-
Industries, Inc. 1,2                                 107,700            846,522
--------------------------------------------------------------------------------
AMIS Holdings,
Inc. 1,2                                              24,400            325,496
--------------------------------------------------------------------------------
ATMI, Inc. 1,2                                       218,900          6,350,289
--------------------------------------------------------------------------------
Axcelis
Technologies, Inc. 1                                 474,300          3,253,698
--------------------------------------------------------------------------------
Cabot
Microelectronics
Corp. 1,2                                             55,700          1,614,743


                   41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Cascade Microtech,
Inc. 1,2                                              42,600    $       621,960
--------------------------------------------------------------------------------
Cohu, Inc.                                            35,400            709,770
--------------------------------------------------------------------------------
Cree, Inc. 1,2                                       146,400          3,728,808
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                      188,900          4,977,515
--------------------------------------------------------------------------------
Cypress
Semiconductor
Corp. 1,2                                            286,000          3,600,740
--------------------------------------------------------------------------------
Diodes, Inc. 1,2                                      68,504          2,137,325
--------------------------------------------------------------------------------
DSP Group, Inc. 1                                     92,291          2,202,986
--------------------------------------------------------------------------------
Entegris, Inc. 1,2                                    56,100            555,390
--------------------------------------------------------------------------------
FEI Co. 1,2                                           77,200          1,760,932
--------------------------------------------------------------------------------
Freescale
Semiconductor,
Inc., Cl. A 1                                         14,200            298,342
--------------------------------------------------------------------------------
Genesis Microchip,
Inc. 1,2                                              18,400            339,664
--------------------------------------------------------------------------------
Helix Technology
Corp.                                                 42,200            560,416
--------------------------------------------------------------------------------
Integrated Device
Technology, Inc. 1                                   681,600          7,327,200
--------------------------------------------------------------------------------
International
Rectifier Corp. 1                                     16,400            782,608
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                 78,400          1,471,568
--------------------------------------------------------------------------------
IXYS Corp. 1,2                                        88,300          1,252,094
--------------------------------------------------------------------------------
Lam Research Corp. 1                                 116,800          3,380,192
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                    401,200          3,406,188
--------------------------------------------------------------------------------
MEMC Electronic
Materials, Inc. 1                                    148,200          2,337,114
--------------------------------------------------------------------------------
Micrel, Inc. 1                                       602,200          6,937,344
--------------------------------------------------------------------------------
Microsemi Corp. 1                                    324,800          6,106,240
--------------------------------------------------------------------------------
Microtune, Inc. 1,2                                  193,300            969,400
--------------------------------------------------------------------------------
MIPS Technologies,
Inc., Cl. A 1                                        215,100          1,548,720
--------------------------------------------------------------------------------
Mykrolis Corp. 1                                     139,000          1,975,190
--------------------------------------------------------------------------------
Nanometrics, Inc. 1,2                                  4,900             61,201
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                        87,500          2,338,000
--------------------------------------------------------------------------------
OmniVision
Technologies, Inc. 1,2                               463,200          6,294,888
--------------------------------------------------------------------------------
PDF Solutions, Inc. 1,2                               87,200          1,144,064

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Photronics, Inc. 1                                   270,100    $     6,304,134
--------------------------------------------------------------------------------
Rudolph
Technologies, Inc. 1,2                                12,900            184,857
--------------------------------------------------------------------------------
Silicon Storage
Technology, Inc. 2                                    70,900            285,727
--------------------------------------------------------------------------------
Skyworks
Solutions, Inc. 1,2                                  201,800          1,487,266
--------------------------------------------------------------------------------
Supertex, Inc. 1,2                                     3,800             67,108
--------------------------------------------------------------------------------
Trident
Microsystems, Inc. 1,2                                63,900          1,449,891
--------------------------------------------------------------------------------
Ultra Clean
Holdings, Inc. 1                                      20,700            154,215
--------------------------------------------------------------------------------
Varian
Semiconductor
Equipment
Associates, Inc. 1,2                                 179,900          6,656,300
-------------------------------------------------------------------------------
Virage Logic Corp. 1,2                                29,700            305,910
                                                                ----------------
                                                                    101,988,525

--------------------------------------------------------------------------------
SOFTWARE--4.0%
Activision, Inc. 1                                   125,500          2,073,260
--------------------------------------------------------------------------------
Ansoft Corp. 1,2                                      73,973          1,787,188
--------------------------------------------------------------------------------
Ansys, Inc. 1,2                                      209,700          7,446,447
--------------------------------------------------------------------------------
Aspect
Communications
Corp. 1                                              169,411          1,902,486
--------------------------------------------------------------------------------
Atari, Inc. 1                                         69,700            193,766
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                  119,500          1,049,210
--------------------------------------------------------------------------------
Blackbaud, Inc.                                       79,400          1,071,900
--------------------------------------------------------------------------------
Borland Software
Corp. 1                                              361,900          2,482,634
--------------------------------------------------------------------------------
Bottomline
Technologies, Inc. 1                                 114,400          1,712,568
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                      207,300          2,831,718
--------------------------------------------------------------------------------
Captiva Software
Corp. 1                                               20,200            291,688
--------------------------------------------------------------------------------
Catapult
Communications
Corp. 1                                              105,100          1,793,006
--------------------------------------------------------------------------------
CCC Information
Services Group, Inc. 1                                27,600            661,020


                   42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Compuware Corp. 1                                    322,200    $     2,316,618
--------------------------------------------------------------------------------
Entrust
Technologies, Inc. 1,2                               234,500          1,123,255
--------------------------------------------------------------------------------
EPIQ Systems, Inc. 1                                  11,000            179,960
--------------------------------------------------------------------------------
ePlus, inc. 1                                         16,900            194,350
--------------------------------------------------------------------------------
FactSet Research
Systems, Inc. 2                                       66,050          2,367,232
--------------------------------------------------------------------------------
Fair Isaac Corp.                                      23,400            854,100
--------------------------------------------------------------------------------
FileNet Corp. 1,2                                    176,300          4,432,182
--------------------------------------------------------------------------------
Informatica Corp. 1,2                                436,900          3,665,591
--------------------------------------------------------------------------------
InterVideo, Inc. 1                                    22,700            326,426
--------------------------------------------------------------------------------
InterVoice-Brite,
Inc. 1,2                                             121,600          1,049,408
--------------------------------------------------------------------------------
Macromedia, Inc. 1                                    38,000          1,452,360
--------------------------------------------------------------------------------
Macrovision Corp. 1                                  105,000          2,366,700
--------------------------------------------------------------------------------
McAfee, Inc. 1                                       191,400          5,010,852
--------------------------------------------------------------------------------
Micromuse, Inc. 1                                     46,200            261,492
--------------------------------------------------------------------------------
MICROS Systems,
Inc. 1                                               153,100          6,851,225
--------------------------------------------------------------------------------
Mobius
Management
Systems, Inc. 1                                        2,600             17,160
--------------------------------------------------------------------------------
Moldflow Corp. 1,2                                     2,500             32,375
--------------------------------------------------------------------------------
MRO Software, Inc. 1,2                               120,900          1,766,349
--------------------------------------------------------------------------------
MSC.Software
Corp. 1,2                                             32,200            442,750
--------------------------------------------------------------------------------
Parametric
Technology Corp. 1                                 1,555,400          9,923,452
--------------------------------------------------------------------------------
Pervasive
Software, Inc. 1                                       2,700             11,437
--------------------------------------------------------------------------------
Progress Software
Corp. 1,2                                            212,700          6,412,905
--------------------------------------------------------------------------------
Quality Systems, Inc. 2                               15,200            720,176
--------------------------------------------------------------------------------
Quest Software, Inc. 1                               229,800          3,132,174
--------------------------------------------------------------------------------
Radiant Systems,
Inc. 1                                               114,700          1,307,580
--------------------------------------------------------------------------------
Reynolds & Reynolds
Co., Cl. A                                            15,500            418,965
--------------------------------------------------------------------------------
Smith Micro
Software, Inc. 1                                       2,100              9,198
--------------------------------------------------------------------------------
SPSS, Inc. 1                                          10,300            197,863

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Sybase, Inc. 1                                       153,300    $     2,813,055
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                     229,700          3,829,099
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1,2                                   197,600          5,028,920
--------------------------------------------------------------------------------
TALX Corp.                                            18,400            531,944
--------------------------------------------------------------------------------
THQ, Inc. 1,2                                        134,200          3,928,034
--------------------------------------------------------------------------------
Transaction Systems
Architects, Inc.,
Cl. A 1                                              328,331          8,086,793
--------------------------------------------------------------------------------
Ulticom, Inc. 1                                       15,349            162,853
--------------------------------------------------------------------------------
Ultimate Software
Group, Inc. (The) 1,2                                108,900          1,785,960
--------------------------------------------------------------------------------
Verint Systems, Inc. 1                                 9,000            289,440
--------------------------------------------------------------------------------
Wind River
Systems, Inc. 1                                      226,500          3,551,520
--------------------------------------------------------------------------------
Witness Systems,
Inc. 1,2                                             137,900          2,513,917
                                                                ----------------
                                                                    114,662,561

--------------------------------------------------------------------------------
MATERIALS--5.9%
--------------------------------------------------------------------------------
CHEMICALS--2.0%
Agrium, Inc.                                         235,700          4,622,077
--------------------------------------------------------------------------------
Cabot Corp.                                           16,400            541,200
--------------------------------------------------------------------------------
Compass Minerals
International, Inc.                                  129,700          3,034,980
--------------------------------------------------------------------------------
Crompton Corp. 2                                     282,400          3,995,960
--------------------------------------------------------------------------------
Eastman
Chemical Co.                                          83,700          4,616,055
--------------------------------------------------------------------------------
Engelhard Corp.                                       94,900          2,709,395
--------------------------------------------------------------------------------
FMC Corp. 1                                          123,000          6,905,220
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                    209,100          7,121,946
--------------------------------------------------------------------------------
Georgia Gulf Corp.                                    99,400          3,086,370
--------------------------------------------------------------------------------
Great Lakes
Chemical Corp.                                        66,200          2,083,314
--------------------------------------------------------------------------------
Hercules, Inc. 1                                         800             11,320
--------------------------------------------------------------------------------
MacDermid, Inc.                                      108,500          3,380,860
--------------------------------------------------------------------------------
NL Industries, Inc.                                   50,900            783,351
--------------------------------------------------------------------------------
NOVA Chemicals
Corp.                                                 29,400            898,464
--------------------------------------------------------------------------------
OM Group, Inc. 1                                     126,400          3,120,816
--------------------------------------------------------------------------------
PolyOne Corp. 1                                      291,700          1,931,054


                   43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Scotts Miracle-Gro
Co. (The), Cl. A 1                                    40,600    $     2,891,126
--------------------------------------------------------------------------------
Sensient Technologies
Corp.                                                 41,000            845,010
--------------------------------------------------------------------------------
Stepan Co.                                            16,300            360,230
--------------------------------------------------------------------------------
Valhi, Inc. 2                                         21,200            371,000
--------------------------------------------------------------------------------
Valspar Corp. (The)                                   31,100          1,501,819
--------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                 310,200          2,416,458
--------------------------------------------------------------------------------
Wellman, Inc.                                        238,800          2,433,372
                                                                ----------------
                                                                     59,661,397

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.7%
AMCOL International
Corp. 2                                                  800             15,032
--------------------------------------------------------------------------------
Eagle Materials, Inc. 2                               85,200          7,888,668
--------------------------------------------------------------------------------
Eagle Materials,
Inc., Cl. B 2                                          1,300            117,637
--------------------------------------------------------------------------------
Florida Rock
Industries, Inc.                                      17,800          1,305,630
--------------------------------------------------------------------------------
Lafarge North
America, Inc.                                         42,600          2,659,944
--------------------------------------------------------------------------------
Martin Marietta
Materials, Inc.                                       70,100          4,845,312
--------------------------------------------------------------------------------
Texas Industries, Inc.                                29,800          1,675,654
--------------------------------------------------------------------------------
Vulcan Materials Co.                                  16,500          1,072,335
                                                                ----------------
                                                                     19,580,212

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
Ball Corp.                                            42,100          1,513,916
--------------------------------------------------------------------------------
Caraustar
Industries, Inc. 1,2                                 114,800          1,205,400
--------------------------------------------------------------------------------
Crown Holdings,
Inc. 1                                               311,700          4,435,491
--------------------------------------------------------------------------------
Graphic Packaging
Corp. 1,2                                             62,100            226,665
--------------------------------------------------------------------------------
Greif, Inc., Cl. A                                    98,200          6,000,020
--------------------------------------------------------------------------------
Longview Fibre Co.                                    93,300          1,917,315
--------------------------------------------------------------------------------
Myers Industries,
Inc. 2                                                14,500            181,250
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                               200,000          5,010,000
--------------------------------------------------------------------------------
Pactiv Corp. 1                                        29,400            634,452
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                     300              3,795

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Silgan Holdings, Inc.                                118,000    $     6,636,320
                                                                ----------------
                                                                     27,764,624

--------------------------------------------------------------------------------
METALS & MINING--1.8%
AK Steel Holding
Corp. 1,2                                            119,200            764,072
--------------------------------------------------------------------------------
Aleris International,
Inc. 1                                               123,300          2,780,415
--------------------------------------------------------------------------------
Amerigo Resources
Ltd. 1                                               779,600          1,145,348
--------------------------------------------------------------------------------
Carpenter
Technology Corp. 2                                   154,600          8,008,280
--------------------------------------------------------------------------------
Castle (A.M.) & Co. 1,2                               44,100            681,786
--------------------------------------------------------------------------------
Commercial
Metals Co.                                           186,700          4,447,194
--------------------------------------------------------------------------------
Desert Sun
Mining Corp. 1                                       184,300            300,849
--------------------------------------------------------------------------------
Dynatec Corp. 1                                    1,276,100          1,354,008
--------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                36,900            341,834
--------------------------------------------------------------------------------
Goldcorp, Inc.                                        27,575            438,652
--------------------------------------------------------------------------------
HudBay Minerals,
Inc. 1                                               323,900            679,418
--------------------------------------------------------------------------------
Inmet Mining Corp. 1                                 136,200          1,761,974
--------------------------------------------------------------------------------
LionOre Mining
International Ltd. 1                                 300,700          1,543,750
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                 23,700            425,563
--------------------------------------------------------------------------------
Metal Management,
Inc. 2                                               147,400          2,852,190
--------------------------------------------------------------------------------
Oregon Steel Mills,
Inc. 1,2                                             107,200          1,844,912
--------------------------------------------------------------------------------
Quanex Corp. 2                                       175,350          9,295,304
--------------------------------------------------------------------------------
Reliance Steel &
Aluminum Co.                                         140,600          5,212,042
--------------------------------------------------------------------------------
Roanoke Electric
Steel Corp. 2                                         10,400            171,808
--------------------------------------------------------------------------------
RTI International
Metals, Inc. 1,2                                      20,700            650,187
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc. 2                                    13,500            319,950
--------------------------------------------------------------------------------
Southern Peru
Copper Corp. 2                                        23,500          1,006,740
--------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                               143,000          3,753,750


                   44 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
United States Steel
Corp.                                                 13,700    $       470,869
--------------------------------------------------------------------------------
Worthington
Industries, Inc.                                      71,200          1,124,960
                                                                ----------------
                                                                     51,375,855

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Buckeye
Technologies, Inc. 1,2                               135,700          1,081,529
--------------------------------------------------------------------------------
Deltic Timber Corp. 2                                  4,300            163,529
--------------------------------------------------------------------------------
Glatfelter                                           165,400          2,050,960
--------------------------------------------------------------------------------
Louisiana-Pacific
Corp.                                                112,400          2,762,792
--------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                  25,500            789,735
--------------------------------------------------------------------------------
Pope & Talbot, Inc.                                  116,300          1,290,930
--------------------------------------------------------------------------------
Potlatch Corp.                                       112,900          5,908,057
                                                                ----------------
                                                                     14,047,532

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
Alaska
Communications
Systems Group, Inc. 2                                217,900          2,159,389
--------------------------------------------------------------------------------
AXXENT, Inc. 1,5                                     100,000                 --
--------------------------------------------------------------------------------
CenturyTel, Inc.                                     120,000          4,155,600
--------------------------------------------------------------------------------
Commonwealth
Telephone
Enterprises, Inc.                                     27,500          1,152,525
--------------------------------------------------------------------------------
CT Communications,
Inc.                                                  38,500            502,425
--------------------------------------------------------------------------------
FairPoint
Communications,
Inc.                                                  28,200            455,430
--------------------------------------------------------------------------------
North Pittsburgh
Systems, Inc. 2                                       66,200          1,294,872
--------------------------------------------------------------------------------
Premiere Global
Services, Inc. 1,2                                   258,200          2,915,078
--------------------------------------------------------------------------------
Shenandoah
Telecommunications
Co.2                                                   4,300            170,925
--------------------------------------------------------------------------------
Talk America
Holdings, Inc. 1                                      36,800            368,368
                                                                ----------------
                                                                     13,174,612

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Centennial
Communications
Corp. 1,2                                             34,100    $       473,308
--------------------------------------------------------------------------------
Telephone & Data
Systems, Inc.,
Special Shares                                        22,900            877,986
--------------------------------------------------------------------------------
UbiquiTel, Inc. 1,2                                  373,300          3,046,128
--------------------------------------------------------------------------------
United States
Cellular Corp. 1                                      22,000          1,098,680
--------------------------------------------------------------------------------
US Unwired, Inc.,
Cl. A 1                                               30,400            176,928
                                                                ----------------
                                                                      5,673,030

--------------------------------------------------------------------------------
UTILITIES--2.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.4%
ALLETE, Inc. 2                                        91,700          4,575,830
--------------------------------------------------------------------------------
Black Hills Corp.                                     54,000          1,989,900
--------------------------------------------------------------------------------
Canadian Hydro
Developers, Inc. 1                                   406,000          1,322,184
--------------------------------------------------------------------------------
CenterPoint
Energy, Inc.                                         118,200          1,561,422
--------------------------------------------------------------------------------
CH Energy
Group, Inc. 2                                         84,000          4,084,920
--------------------------------------------------------------------------------
Cleco Corp. 2                                         11,100            239,427
--------------------------------------------------------------------------------
CMS Energy Corp. 1,2                                 515,500          7,763,430
--------------------------------------------------------------------------------
Green Mountain
Power Corp.                                           11,300            337,192
--------------------------------------------------------------------------------
IDACORP, Inc.                                          7,100            217,473
--------------------------------------------------------------------------------
Northeast
Utilities Co.                                         45,700            953,302
--------------------------------------------------------------------------------
NRG Energy, Inc. 1,2                                  95,200          3,579,520
--------------------------------------------------------------------------------
NSTAR, Inc.                                           36,300          1,119,129
--------------------------------------------------------------------------------
Ormat Technologies,
Inc. 2                                               217,600          4,156,160
--------------------------------------------------------------------------------
PNM Resources, Inc.                                  116,400          3,353,484
--------------------------------------------------------------------------------
UIL Holdings Corp. 2                                  19,700          1,060,057
--------------------------------------------------------------------------------
Wisconsin Energy
Corp.                                                 95,000          3,705,000
--------------------------------------------------------------------------------
WPS Resources
Corp.                                                 37,600          2,115,000
                                                                ----------------
                                                                     42,133,430


                   45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
GAS UTILITIES--0.9%
Atmos Energy Corp.                                     146,400   $    4,216,320
--------------------------------------------------------------------------------
Chesapeake Utilities
Corp.                                                   12,200          372,710
--------------------------------------------------------------------------------
Energen Corp.                                           28,500          998,925
--------------------------------------------------------------------------------
New Jersey
Resources Corp.                                         13,100          632,075
--------------------------------------------------------------------------------
Nicor, Inc. 2                                           64,700        2,663,699
--------------------------------------------------------------------------------
Northwest Natural
Gas Co. 2                                               43,900        1,678,736
--------------------------------------------------------------------------------
ONEOK, Inc.                                             99,400        3,245,410
--------------------------------------------------------------------------------
Peoples Energy
Corp. 2                                                 35,200        1,529,792
--------------------------------------------------------------------------------
South Jersey
Industries, Inc.                                        12,600          770,112
--------------------------------------------------------------------------------
Southwest Gas Corp.                                     88,500        2,257,635
--------------------------------------------------------------------------------
UGI Corp.                                               69,800        1,947,420
--------------------------------------------------------------------------------
WGL Holdings, Inc. 2                                   141,400        4,756,696
                                                                 ---------------
                                                                     25,069,530

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
Avista Corp.                                            27,200          505,648
--------------------------------------------------------------------------------
Energy East Corp.                                      114,600        3,321,108
--------------------------------------------------------------------------------
MDU Resources
Group, Inc.                                             27,400          771,846
--------------------------------------------------------------------------------
Sierra Pacific
Resources 1,2                                          474,200        5,903,790
                                                                 ---------------
                                                                     10,502,392
                                                                 ---------------

Total Common Stocks
(Cost $2,347,367,288)                                             2,839,415,250

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Simon Property
Group Inc., 6% Cv.,
Non-Vtg.
(Cost $93,170)                                           1,740          107,880

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND
NOTES--0.0%
--------------------------------------------------------------------------------
Mueller Industries,
Inc., 6% Sub. Nts.,
11/1/14 2 (Cost $655,000)                       $      655,000   $      651,725

--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.0%
--------------------------------------------------------------------------------
JPMorgan Chase,
Nassau Branch,
2.716%, 7/1/05
(Cost $584,655)                                        584,655          584,655

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.7%
--------------------------------------------------------------------------------
Undivided interest of 96.70% in joint
repurchase agreement (Principal Amount/ Value
$50,624,000, with a maturity value
of $50,628,008) with Cantor Fitzgerald &
Co./Cantor Fitzgerald Securities, 2.85%,
dated 6/30/05, to be repurchased at
$48,956,875 on 7/1/05, collateralized
by U.S. Treasury Bonds, 9.125%--13.25%,
5/15/14--5/15/18, with a value of
$51,688,927 (Cost $48,953,000)                      48,953,000       48,953,000
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $2,397,653,113)                                             2,889,712,510

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--21.5%
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--1.3%
Trust Money Market
Securities, Series A-2,
3.295%, 7/15/05 6                                    7,000,000        7,000,000
--------------------------------------------------------------------------------
Whitehawk CDO
Funding Corp.,
3.48%, 9/15/05 6                                    30,000,000       30,000,000
                                                                 ---------------
                                                                     37,000,000

--------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.6%
Protective Life
Insurance Co.,
3.31%, 7/29/05 6                                    18,000,000       18,000,000


                   46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.2%
Undivided interest of 0.18% in joint
repurchase agreement (Principal Amount/Value
$4,000,000,000, with a maturity value of
$4,000,386,667) with Nomura Securities,
3.48%, dated 6/30/05, to be repurchased
at $7,233,072 on 7/1/05, collateralized by
U.S. Agency Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a
value of $4,160,000,001 6                       $    7,232,373  $     7,232,373
--------------------------------------------------------------------------------
Undivided interest of 6.50% in joint
repurchase agreement (Principal Amount/Value
$4,000,000,000, with a maturity value of
$4,000,385,278) with Nomura Securities,
3.4675%, dated 6/30/05, to be repurchased
at $260,025,043 on 7/1/05, collateralized by
U.S. Agency Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a value
of $4,160,000,001 6                                260,000,000      260,000,000
                                                                ----------------
                                                                    267,232,373

--------------------------------------------------------------------------------
MASTER FLOATING NOTES--2.2%
Bear Stearns, 3.618%,
7/1/05 6                                            17,000,000       17,000,000
--------------------------------------------------------------------------------
Goldman Sachs
Group LP, 3.558%,
7/1/2005 6                                          25,000,000       25,000,000
--------------------------------------------------------------------------------
Merrill Lynch
Mortgage Capital,
3.538%, 7/1/05 6                                    22,000,000       22,000,000
                                                                ----------------
                                                                     64,000,000

--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--3.5%
American Express
Credit Corp., 3.27%,
7/11/05 6                                            4,000,130        4,000,130
--------------------------------------------------------------------------------
American Express
Credit Corp.,
3.262%, 7/18/05 6                                   21,846,347       21,846,347
--------------------------------------------------------------------------------
American Honda
Finance Corp.,
3.15%, 7/18/05 6                                    25,000,000       25,000,000
--------------------------------------------------------------------------------
Countrywide
Home Loans, Inc.,
3.42%, 9/6/05 6                                     12,001,171       12,001,171

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
General Electric
Capital Corp.,
3.568%, 7/1/05 6                                $   15,027,810  $    15,027,810
--------------------------------------------------------------------------------
Morgan Stanley,
3.325%, 7/1/05 6                                    22,000,000       22,000,000
                                                                ----------------
                                                                     99,875,458

--------------------------------------------------------------------------------
TIME DEPOSIT--0.9%
Banesto SA Madrid,
3.439%, 9/27/05 6                                   25,000,000       25,000,000
--------------------------------------------------------------------------------
U.S. AGENCIES--2.1%
Federal Home Loan
Mortgage Corp.,
3.335%, 9/9/05 6                                    37,000,000       37,000,000
--------------------------------------------------------------------------------
Federal National
Mortgage Assn.,
3.09%, 7/21/05 6                                    24,991,798       24,991,798
                                                                ----------------
                                                                     61,991,798

--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--1.7%
BNP Paribas NY,
3.335%, 7/1/05 6                                    20,110,037       20,110,037
--------------------------------------------------------------------------------
Natexis Banques
Populaires NY,
3.247%, 7/18/05 6                                   18,992,189       18,992,189
--------------------------------------------------------------------------------
Natexis Banques
Populaires NY,
3.553%, 7/1/05 6                                     9,998,000        9,998,000
                                                                ----------------
                                                                     49,100,226
                                                                ----------------

Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $622,199,855)                                          622,199,855
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $3,019,852,968)                                    121.1%   3,511,912,365
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                             (21.1)    (612,229,826)
                                                --------------------------------
NET ASSETS                                               100.0% $ 2,899,682,539
                                                ================================


                   47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security--See Note 7 of Notes to Financial
Statements.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $140,919 or less than 0.005% of the Fund's net assets as of June 30, 2005.

4. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $1,712,822, which represents 0.06% of the Fund's net assets, all of which is considered restricted. See Note 6 of Notes to Financial Statements.

6. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (including securities
loaned of $608,411,910) (cost $3,019,852,968)--see
accompanying statement of investments                           $ 3,511,912,365
--------------------------------------------------------------------------------
Cash                                                                    180,000
--------------------------------------------------------------------------------
Collateral for securities loaned                                          1,999
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                   24,407,383
Investments sold                                                      6,898,876
Interest and dividends                                                1,729,272
Other                                                                    28,819
                                                                ----------------
Total assets                                                      3,545,158,714

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Return of collateral for securities loaned                          622,201,854
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                14,364,412
Shares of beneficial interest redeemed                                6,248,925
Distribution and service plan fees                                    1,565,366
Transfer and shareholder servicing agent fees                           630,362
Shareholder communications                                              292,533
Trustees' compensation                                                   30,609
Other                                                                   142,114
                                                                ----------------
Total liabilities                                                   645,476,175

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 2,899,682,539
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                      $       145,930
--------------------------------------------------------------------------------
Additional paid-in capital                                        2,308,331,929
--------------------------------------------------------------------------------
Accumulated net investment loss                                        (229,383)
--------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions                                    99,371,412
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities
denominated in foreign currencies                                   492,062,651
                                                                ----------------
NET ASSETS                                                      $ 2,899,682,539
                                                                ================


                   49 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share
(based on net assets of $1,557,306,952 and 77,191,576
shares of beneficial interest outstanding)                            $   20.17
Maximum offering price per share (net asset value
plus sales charge of 5.75% of offering price)                         $   21.40
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge)
and offering price per share (based on net
assets of $510,182,823 and 26,583,940 shares of
beneficial interest outstanding)                                      $   19.19
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge)
and offering price per share (based on net assets
of $473,098,744 and 24,589,002 shares of beneficial
interest outstanding)                                                 $   19.24
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge)
and offering price per share (based on net assets
of $129,630,699 and 6,514,907 shares of beneficial
interest outstanding)                                                 $   19.90
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering
price per share (based on net assets of $229,463,321
and 11,050,941 shares of beneficial interest outstanding)             $   20.76

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   50 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $139,309)           $ 21,357,629
--------------------------------------------------------------------------------
Portfolio lending fees                                                2,067,269
--------------------------------------------------------------------------------
Interest                                                                901,515
                                                                   -------------
Total investment income                                              24,326,413

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      15,446,980
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               3,276,160
Class B                                                               4,890,256
Class C                                                               4,330,080
Class N                                                                 526,010
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               3,719,004
Class B                                                               1,404,538
Class C                                                               1,002,009
Class N                                                                 411,593
Class Y                                                                  38,976
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 281,615
Class B                                                                 220,096
Class C                                                                 117,036
Class N                                                                  11,843
--------------------------------------------------------------------------------
Custodian fees and expenses                                              51,109
--------------------------------------------------------------------------------
Trustees' compensation                                                   41,802
--------------------------------------------------------------------------------
Other                                                                   175,203
                                                                   -------------
Total expenses                                                       35,944,310
Less reduction to custodian expenses                                    (11,384)
Less waivers and reimbursements of expenses                             (42,367)
                                                                   -------------
Net expenses                                                         35,890,559

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                 (11,564,146)


                   51 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                        $ 247,390,520
Foreign currency transactions                                          2,081,538
                                                                   -------------
Net realized gain                                                    249,472,058
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                           79,740,640
Translation of assets and liabilities denominated in foreign
currencies                                                             1,148,896
                                                                   -------------
Net change in unrealized appreciation                                 80,889,536

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 318,797,448
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   52 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                         2005              2004
-----------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------
Net investment loss                              $   (11,564,146)  $   (13,738,873)
-----------------------------------------------------------------------------------
Net realized gain                                    249,472,058       267,310,051
Net change in unrealized appreciation                 80,889,536       168,751,120
                                                 ----------------------------------
Net increase in net assets resulting from
operations                                           318,797,448       422,322,298

-----------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                             (125,319,501)               --
Class B                                              (49,474,404)               --
Class C                                              (43,432,706)               --
Class N                                              (10,035,672)               --
Class Y                                               (5,774,095)               --

-----------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                              330,405,181       378,933,360
Class B                                               17,405,073        44,527,545
Class C                                               59,944,813        81,015,380
Class N                                               41,110,533        27,655,726
Class Y                                              205,189,367         4,356,492

-----------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------
Total increase                                       738,816,037       958,810,801
-----------------------------------------------------------------------------------
Beginning of period                                2,160,866,502     1,202,055,701
                                                 ----------------------------------
End of period (including accumulated net
investment loss of $290,223 and $1,079,117,
respectively)                                    $ 2,899,682,539   $ 2,160,866,502
                                                 ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   53 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A  YEAR ENDED JUNE 30,                           2005            2004         2003        2002        2001
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    19.52     $     14.78    $   15.12   $   15.02   $   14.77
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.04) 1         (.10)        (.08)       (.08)       (.08)
Net realized and unrealized gain (loss)                2.65            4.84         (.26)        .19        1.12
                                                 -----------------------------------------------------------------
Total from investment operations                       2.61            4.74         (.34)        .11        1.04
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                  (1.96)             --           --        (.01)       (.79)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    20.17     $     19.52    $   14.78   $   15.12   $   15.02
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    13.82%          32.07%       (2.25)%      0.71%       7.66%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $1,557,307     $ 1,177,389    $ 584,052   $ 512,337   $ 294,780
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $1,325,846     $   904,397    $ 490,057   $ 386,221   $ 205,916
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (0.20)%         (0.42)%      (0.59)%     (0.50)%     (0.60)%
Total expenses                                         1.19%           1.17%        1.39%       1.37%       1.28%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 4,5         N/A 4,5     1.36%        N/A 4       N/A 4
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 132%            127%         117%        134%        181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   54 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS B  YEAR ENDED JUNE 30,                           2005            2004         2003        2002        2001
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   18.79     $     14.35    $   14.79   $   14.80   $   14.68
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.18) 1         (.20)        (.14)       (.12)       (.14)
Net realized and unrealized gain (loss)                2.54            4.64         (.30)        .12        1.05
                                                  ----------------------------------------------------------------
Total from investment operations                       2.36            4.44         (.44)         --         .91
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                  (1.96)             --           --        (.01)       (.79)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   19.19     $     18.79    $   14.35   $   14.79   $   14.80
                                                  ================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    12.98%          30.94%       (2.98)%     (0.02)%      6.79%

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 510,183     $   482,028    $ 330,174   $ 285,102   $ 177,479
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 490,050     $   432,160    $ 268,057   $ 218,939   $ 128,350
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (0.98)%         (1.26)%      (1.34)%     (1.25)%     (1.36)%
Total expenses                                         1.97%           2.01%        2.21%       2.12%       2.05%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 4           N/A 4,5     2.11%        N/A 4       N/A 4
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 132%            127%         117%        134%        181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   55 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------

CLASS C  YEAR ENDED JUNE 30,                            2005               2004               2003             2002          2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     18.82       $      14.36       $      14.79     $      14.81     $   14.68
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.17) 1            (.17)              (.13)            (.10)         (.13)
Net realized and unrealized gain (loss)                 2.55               4.63               (.30)             .09          1.05
                                                 -----------------------------------------------------------------------------------
Total from investment operations                        2.38               4.46               (.43)            (.01)          .92
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (1.96)                --                 --             (.01)         (.79)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     19.24       $      18.82       $      14.36     $      14.79     $   14.81
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     13.07%             31.06%             (2.91)%          (0.09)%        6.86%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   473,099       $    402,056       $    238,717     $    186,108     $  89,814
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   433,888       $    340,201       $    186,380     $    127,393     $  60,762
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                    (0.91)%            (1.17)%            (1.30)%          (1.23)%       (1.36)%
Total expenses                                          1.90% 4,5          1.91% 4,5          2.07% 4          2.12% 4       2.05% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  132%               127%               117%             134%          181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   56 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS N  YEAR ENDED JUNE 30,                             2005               2004               2003             2002          2001 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     19.33       $      14.69       $      15.05     $      15.00     $   13.53
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.10) 2            (.14)              (.11)            (.12)         (.02)
Net realized and unrealized gain (loss)                  2.63               4.78               (.25)             .18          1.49
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         2.53               4.64               (.36)             .06          1.47
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (1.96)                --                 --             (.01)           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     19.90       $      19.33       $      14.69     $      15.05     $   15.00
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      13.53%             31.59%             (2.39)%           0.38%        10.87%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   129,631       $     84,678       $     41,474     $     14,557     $     995
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   105,497       $     65,107       $     24,417     $      5,924     $     445
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (0.50)%            (0.77)%            (0.83)%          (0.66)%       (0.76)%
Total expenses                                           1.54%              1.61%              1.64%            1.65%         1.59%
Expenses after payments and waivers
and reduction to custodian expenses                      1.50%              1.52%              1.60%             N/A 5         N/A 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   132%               127%               117%             134%          181%

1. For the period from March 1, 2001 (commencement of operations) to June 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   57 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------

CLASS Y  YEAR ENDED JUNE 30,                             2005               2004               2003             2002          2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     19.94       $      15.03       $      15.27     $      15.11     $   14.82
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .08 1             (.03)              (.07)            (.10)         (.05)
Net realized and unrealized gain (loss)                  2.70               4.94               (.17)             .27          1.13
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         2.78               4.91               (.24)             .17          1.08
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (1.96)                --                 --             (.01)         (.79)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     20.76       $      19.94       $      15.03     $      15.27     $   15.11
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      14.41%             32.67%             (1.57)%           1.11%         7.90%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   229,463       $     14,714       $      7,637     $      1,619     $       2
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    84,470       $     11,428       $      3,460     $        813     $       2
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             0.39%              0.06%              0.00%            0.01%        (0.23)%
Total expenses                                           0.69%              0.70%              0.79%            0.97%         0.89%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 4              N/A 4              N/A 4           0.93%          N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   132%               127%               117%             134%          181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   58 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager


                   59 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of


                   60 | OPPENHEIMER MAIN STREET SMALL CAP FUND its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
      INCOME                    GAIN     CARRYFORWARD 1,2         TAX PURPOSES
      ------------------------------------------------------------------------
      $22,097,469        $85,343,741                 $--          $484,123,542

1. During the fiscal year ended June 30, 2005, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended June 30, 2004, the Fund utilized $70,002,232 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for June 30, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                             REDUCTION TO         REDUCTION TO
                                              ACCUMULATED      ACCUMULATED NET
      INCREASE TO                          NET INVESTMENT        REALIZED GAIN
      PAID-IN CAPITAL                                LOSS     ON INVESTMENTS 3
      ------------------------------------------------------------------------
      $14,229,253                           $  12,413,880          $26,643,133

3. $14,229,253, including $11,302,718 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended June 30, 2005 and June 30, 2004 was as follows:

                                               YEAR ENDED           YEAR ENDED
                                            JUNE 30, 2005        JUNE 30, 2004
      ------------------------------------------------------------------------
      Distributions paid from:
      Long-term capital gain                 $234,036,378                   --

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable,


                   61 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities   $ 3,027,792,077
                                                  ================

                 Gross unrealized appreciation    $   523,119,056
                 Gross unrealized depreciation        (38,995,514)
                                                  ----------------
                 Net unrealized appreciation      $   484,123,542
                                                  ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex- dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                   62 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED JUNE 30, 2005            YEAR ENDED JUNE 30, 2004
                                  SHARES              AMOUNT          SHARES              AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                          29,883,300      $  581,531,206      32,939,499     $  598,701,241
Dividends and/or
distributions reinvested       6,060,495         117,210,057              --                 --
Redeemed                     (19,074,602)       (368,336,082)    (12,136,242)      (219,767,881)
                             -------------------------------------------------------------------
Net increase                  16,869,193      $  330,405,181      20,803,257     $  378,933,360
                             ===================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                           3,932,600      $   73,132,885       6,984,210     $  120,455,940
Dividends and/or
distributions reinvested       2,487,110          45,961,791              --                 --
Redeemed                      (5,486,270)       (101,689,603)     (4,345,520)       (75,928,395)
                             -------------------------------------------------------------------
Net increase                     933,440      $   17,405,073       2,638,690     $   44,527,545
                             ===================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                           6,186,055      $  115,132,419       8,263,691     $  143,367,935
Dividends and/or
distributions reinvested       2,070,707          38,349,492              --                 --
Redeemed                      (5,028,179)        (93,537,098)     (3,529,199)       (62,352,555)
                             -------------------------------------------------------------------
Net increase                   3,228,583      $   59,944,813       4,734,492     $   81,015,380
                             ===================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                           3,124,670      $   60,311,468       2,411,657     $   43,148,843
Dividends and/or
distributions reinvested         506,098           9,671,541              --                 --
Redeemed                      (1,496,199)        (28,872,476)       (855,151)       (15,493,117)
                             -------------------------------------------------------------------
Net increase                   2,134,569      $   41,110,533       1,556,506     $   27,655,726
                             ===================================================================


                   63 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            YEAR ENDED JUNE 30, 2005   YEAR ENDED JUNE 30, 2004
                               SHARES         AMOUNT     SHARES          AMOUNT
--------------------------------------------------------------------------------
CLASS Y
Sold                       11,241,374   $223,482,775    477,927   $   8,743,537
Dividends and/or
distributions reinvested      290,730      5,773,899         --              --
Redeemed                   (1,218,969)   (24,067,307)  (248,379)     (4,387,045)
                           -----------------------------------------------------
Net increase               10,313,135   $205,189,367    229,548   $   4,356,492
                           =====================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2005, were $3,597,918,650 and $3,192,780,244, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended June 30, 2005, the Fund paid $6,362,029 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of


                   64 | OPPENHEIMER MAIN STREET SMALL CAP FUND their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2005 for Class B, Class C and Class N shares were $6,017,174, $4,878,589 and $1,402,635, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                  RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED        DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
June 30, 2005   $   1,114,069   $      31,225   $     765,225   $      56,730   $      46,429
----------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended June 30, 2005, OFS waived $9, $4 and $42,354 for Class A, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


                   65 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                          ACQUISITION               VALUATION AS OF     UNREALIZED
SECURITY                        DATES        COST     JUNE 30, 2005   APPRECIATION
-----------------------------------------------------------------------------------
Mission Oil & Gas, Inc.       1/18/05   $ 426,485   $       516,487   $     90,002
Tusk Energy Corp.            11/15/04     492,524         1,196,335        703,811
                                        -------------------------------------------
                                        $ 919,009   $     1,712,822   $    793,813
                                        ===========================================

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents.


                   66 | OPPENHEIMER MAIN STREET SMALL CAP FUND

The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2005, the Fund had on loan securities valued at $608,411,910. Collateral of $622,201,854 was received for the loans, of which $622,199,855 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   67 | OPPENHEIMER MAIN STREET SMALL CAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MAIN STREET SMALL CAP
FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Small Cap Fund, including the statement of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Small Cap Fund as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 15, 2005


                   68 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Distributions of $1.9638 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 9, 2004, all of which was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended June 30, 2005 which are not designated as capital gain distributions should be multiplied by 71.60% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended June 30, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $18,755,433 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   69 | OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   70 | OPPENHEIMER MAIN STREET SMALL CAP FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Nikolaos D. Monoyios and Mark Zavanelli and the Manager's Equity Growth investment team and analysts. The Fund's portfolio is managed by Mr. Monoyios and Mr. Zavanelli who are Vice Presidents of the Fund and have been primarily responsible for the day-to-day management of the Fund's investments since October 2003 and August


                   71 | OPPENHEIMER MAIN STREET SMALL CAP FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

1999, respectively. Mr. Monoyios is a Certified Financial Analyst and has been a Senior Vice President of the Manager since October 2003. He is an officer of other portfolios in the OppenheimerFunds complex. Mr. Zavanelli has been a Vice President of the Manager since November 2000 and is an officer and portfolio manager of other Oppenheimer funds. Mr. Monoyios has had over 27 years of experience and Mr. Zavanelli has had over 13 years of experience managing equity investments.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other small-cap core funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year performance was below its peer group average. However, its three-year and five-year performance was better than its peer group average. The Board noted that the longer term performance of the Fund has been good and that market factors late in the one-year period had adversely impacted the Fund's performance.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other small-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's management fees and its total expenses are both lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of


                   72 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced moderate asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   73 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
WITH FUND, LENGTH OF           HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY
SERVICE, AGE                   TRUSTEE
INDEPENDENT TRUSTEES           THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON
                               WAY, CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM,
                               UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,          Chairman of the following private mortgage banking companies: Cherry Creek
Chairman (since 2003)          Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
and Trustee (since 1999)       and The El Paso Mortgage Company (since 1993); Chairman of the following private
Age: 68                        companies: Ambassador Media Corporation (since 1984) and Broadway Ventures
                               (since 1984); Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since
                               1991) and the Bradley Foundation (since 2002); former Chairman of the following:
                               Transland Financial Services, Inc. (private mortgage banking company)
                               (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier
                               Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier
                               Title (title insurance agency) (1995-2000); former Director of the following:
                               UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation
                               (computer equipment company) (1991-2003) and International Family Entertainment
                               (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                               Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                Director and President of A.G. Edwards Capital, Inc. (General Partner of
Trustee (since 1999)           private equity funds) (until February 2001); Chairman, President and Chief
Age: 74                        Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000) and A.G.
                               Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and
                               Director of A.G. Edwards, Inc. (until March 1999); Vice Chairman of A.G.
                               Edwards & Sons, Inc. (until March 1999); Chairman of A.G. Edwards Trust
                               Company (until March 1999) and A.G.E. Asset Management (investment adviser)
                               (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,               Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 1999)           (December 1991-April 1999); President, Treasurer and Director of Centennial
Age: 68                        Capital Corporation (June 1989-April 1999); Chief Executive Officer and
                               Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen
                               held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,             Member of The Life Guard of Mount Vernon (George Washington historical
Trustee (since 1999)           site) (since June 2000); Director of Genetic ID, Inc. (biotech company)
Age: 66                        (March 2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm)
                               (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management
                               Industry Services Group (July 1994-June 1998). Oversees 38 portfolios in the
                               OppenheimerFunds complex.

JON S. FOSSEL,                 Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1999)           Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 63                        Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of
                               Rocky Mountain Elk Foundation (February 1998-February 2003); Chairman and Director
                               (until October 1996) and President and Chief Executive Officer (until October
                               1995) of the Manager; President, Chief Executive Officer and Director of the
                               following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the
                               Manager), Shareholder Services, Inc. and Shareholder Financial



                   74 | OPPENHEIMER MAIN STREET SMALL CAP FUND

JON S. FOSSEL,                 Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds
Continued                      complex.


SAM FREEDMAN,                  Director of Colorado Uplift (charitable organization) (since September 1984).
Trustee (since 1999)           Mr. Freedman held several positions with the Manager and with subsidiary or
Age: 64                        affiliated companies of the Manager (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,           Trustee of Monterey Institute for International Studies (educational
Trustee (since 2002)           organization) (since February 2000); Director of The California Endowment
Age: 58                        (philanthropic organization) (since April 2002); Director of Community
                               Hospital of Monterey Peninsula (since February 2002); Director of Emerging
                               Markets Growth Fund, Inc. (mutual fund) (since October 1991); President of
                               ARCO Investment Management Company (February 1991-April 2000); Member of the
                               investment committees of The Rockefeller Foundation and The University of
                               Michigan; Advisor at Credit Suisse First Boston's Sprout venture capital unit
                               (venture capital fund) (1994- January 2005); Trustee of MassMutual Institutional
                               Funds (investment company) (1996-June 2004); Trustee of MML Series Investment
                               Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland)
                               pension fund (2000- 2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,              Chairman, Chief Executive Officer and Director of Steele Street State Bank
Trustee (since 2002)           (commercial banking) (since August 2003); Director of Colorado UpLIFT
Age: 60                        (charitable organization) (since 1986); Trustee of the Gallagher Family
                               Foundation (non-profit organization) (since 2000); Former Chairman of U.S.
                               Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National
                               Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (REIT)
                               (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director
                               of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004).
                               Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,      Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2002)           (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 63                        company) (since 1996), the Springfield Library and Museum Association
                               (museums) (since 1995) and the Community Music School of Springfield (music school) (since 1996); Chairman and Trustee (since 2003) and Chairman of the
                               Investment Committee (since 1994) of the Worcester Polytech Institute
                               (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B.
                               (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Member of the
                               Investment Committee of the Community Foundation of Western Massachusetts
                               (1998-2003); and Executive Vice President of Peoples Heritage Financial Group,
                               Inc. (commercial bank) (January 1999-July 1999). Oversees 38 portfolios in the
                               OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
AND OFFICER                    225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES
                               FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and Director (since June 2001) and
President and Trustee          President (since September 2000) of the Manager; President and Director or
(since 2001)                   Trustee of other Oppenheimer funds; President and Director of OAC and of
Age: 55                        Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
                               Manager) (since




                   75 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
Continued                      Manager) (since November 2001); Chairman and Director of Shareholder
                               Services, Inc. and of Shareholder Financial Services, Inc. transfer agent subsidiaries of the Manager) (since July 2001); President and
                               Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                               Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                               Management Corporation and Tremont Capital Management, Inc. (since November
                               2001), HarbourView Asset Management Corporation and OFI Private Investments,
                               Inc. (since July 2001); President (since November 2001) and Director (since
                               July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President
                               of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                               February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company
                               Institute's Board of Governors (since October 3, 2003); Chief Operating
                               Officer of the Manager (September 2000-June 2001); President and Trustee of
                               MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                               Company (September 1999-August 2000); President, Chief Executive Officer and
                               Director of MML Bay State Life Insurance Company (September 1999-August
                               2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                               (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                               Oversees 66 portfolios as a trustee or director and 20 additional portfolios as officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MONOYIOS,
                               ZACK AND ZAVANELLI, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR,
                               NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY,
                               CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS
                               OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

NIKOLAOS MONOYIOS,             Vice President of the Manager since April 1998; a Certified Financial Analyst.
Vice President (since          An officer of 6 portfolios in the OppenheimerFunds complex.
1999) Age: 55

MARK ZAVANELLI,                Vice President of the Manager since November 2000; a Chartered Financial
Vice President (since          Analyst; an officer of 2 portfolios in the OppenheimerFunds complex. Prior
1999)                          to joining the Manager in May 1998 he was President of Waterside Capital
Age: 34                        Management, a registered investment advisor (August 1995 - April 1998).

BRIAN W. WIXTED,               Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer (since 1999)         of the following: HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                        Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                               Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999),
                               OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International
                               Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management,
                               Inc. (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                               Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March
                               1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                               OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                               Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                               1995-March 1999). An officer of 86 portfolios in the OppenheimerFunds complex.


                   76 | OPPENHEIMER MAIN STREET SMALL CAP FUND

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since March
Vice President &               2002) of the Manager; General Counsel and Director of the Distributor (since
Secretary (since 2001)         December 2001); General Counsel of Centennial Asset Management Corporation (since
Age: 56                        December 2001); Senior Vice President and General Counsel of HarbourView Asset
                               Management Corporation (since December 2001); Secretary and General Counsel of
                               OAC (since November 2001); Assistant Secretary (since September 1997) and Director
                               (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                               plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since
                               December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                               2001); Senior Vice President, General Counsel and Director of Shareholder Financial
                               Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                               President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                               Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                               Program (since June 2003); Senior Vice President and General Counsel of OFI
                               Institutional Asset Management, Inc. (since November 2001); Director of
                               OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                               1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                               Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                               Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                               Shareholder Financial Services, Inc. (November 1989-November 2001), and
                               OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and             March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer       Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
(since 2004)                   Vice President and Director of Internal Audit of the Manager (1997-February
Age: 54                        2004). An officer of 86 portfolios in the OppenheimerFunds complex.



THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.



                   77 | OPPENHEIMER MAIN STREET SMALL CAP FUND

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $24,000 in fiscal 2005 and $23,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $5,525 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $5,525 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

      1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

      2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

      3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

                  o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

                  o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

                  o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

                  o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

            The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

      4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         -----------------
         Brian W. Wixted
         Principal Financial Officer

Date:    August 10, 2005